Dear Shareholders,

This Semi-Annual Report covers the period from September 1, 2001 through February 28, 2002, a difficult time for the country. September began with an acknowledgement of a recession but economic concerns seemed trivial after September 11. America reacted well both at home, where the bravery of our police and firemen inspired us all, and abroad, where the performance of our military personnel made us appreciate their commitment and professionalism. Although September 11 will be remembered with sadness and outrage, we will also remember with pride America's response to the challenges of the day.

The six months ended February 28, 2002 were difficult and very volatile in the markets. After September 11, the markets declined significantly but rallied from late September through the end of 2001. However, late in 2001, Enron was forced to restate its accounts and declared bankruptcy after its credibility evaporated, making it the largest bankruptcy in U.S. history. Enron's collapse caused the markets to question the adequacy and accuracy of the financial statements of public companies, and caused the markets to decline. As the period covered by this Semi-Annual Report ended, there was a growing consensus that the economy was rebounding, though most economists were uncertain about the strength of the recovery. The markets remained concerned about accounting at U.S. companies and worried about the deteriorating situation in Israel and the Middle East.

For the six months ended February 28, 2002, the major indexes were largely flat, with the Dow Jones Industrial Average(SM) ("Dow") and the Russell 2000(R) Index ("RTY") gaining slightly and the Standard & Poor's 500 Index(TM) ("S&P 500") declining slightly. The Nasdaq 100 Index(TM) ("NDX") and the Dow Jones Composite Internet Index ("DJINet") suffered significant declines, as technology stocks continued to suffer.

For the six months ending February 28, 2002, the Dow Jones Industrial Average(SM) gained 1.57% while the Potomac Dow 30 Plus Fund gained 0.89%. The Russell 2000(R) Index gained 0.17%, while the Potomac Small Cap Plus Fund gained 0.16% and the Potomac Small Cap/Short Fund gained 0.24%. The S&P 500 declined (2.37%) while the Potomac U. S. Plus Fund lost (5.27%) and the Potomac US/Short Fund lost (0.44%). Meanwhile, the Nasdaq 100 Index(TM) lost (7.52%) causing the Potomac OTC Plus fund to lose (11.27%) while the Potomac OTC/Short Fund also lost (0.98%) due to the volatility of the market. Finally, the Dow Jones Composite Internet Index lost (8.35%), while the Potomac Internet Plus Fund lost (21.96%) and the Potomac Internet/Short Fund lost (5.28%).

The returns indicated represent the returns of the Investor Class Shares. Returns of the Advisor and/or Broker Class Shares for each Fund, where applicable, may be slightly lower due to the higher expenses associated against those share classes.

Regards,

/s/ Daniel O'Neill
Daniel O'Neill
President

                                 U.S. PLUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
 COMMON STOCKS - 92.4%*
    30,486    Standard & Poor's
                Depository Receipts
                Trust                     $ 3,388,519
     9,797    General Electric Company        377,184
     5,305    Microsoft Corporation**         309,494
     6,624    Exxon Mobil Corporation         273,571
     4,304    Wal-Mart Stores, Inc.           266,891
     6,103    Pfizer Inc.                     249,979
     5,025    Citigroup Inc.                  227,381
     2,591    American International
                Group, Inc.                   191,656
     6,507    Intel Corporation               185,775
     3,015    Johnson & Johnson               183,613
     1,708    International Business
                Machines Corporation          167,589
     2,247    Merck & Co., Inc.               137,809
     2,635    Verizon Communications
                Inc.                          123,318
     3,256    SBC Communications Inc.         123,207
     2,471    The Coca-Cola Company           117,101
     2,294    The Home Depot, Inc.            114,700
     2,102    Philip Morris Companies
                Inc.                          110,691
     1,276    The Procter & Gamble
                Company                       108,192
     4,305    AOL Time Warner Inc.**          106,764
     2,043    Royal Dutch Petroleum
                Company                       104,949
     7,019    Cisco Systems, Inc.**           100,161
     1,539    Bank of America
                Corporation                    98,419
     1,890    Bristol-Myers Squibb
                Company                        88,830
     5,320    Oracle Corporation**             88,418
     1,036    ChevronTexaco
                Corporation                    87,480
     1,715    PepsiCo, Inc.                    86,607
     1,525    Abbott Laboratories              86,239
     1,102    Eli Lilly and Company            83,454
     1,284    American Home Products
                Corporation**                  81,598
     1,741    Viacom Inc. - Class B**          81,044
     1,660    Wells Fargo & Company            77,854
       979    Fannie Mae                       76,607
     1,808    BellSouth Corporation            70,078
     2,555    Dell Computer
                Corporation**                  63,083
     2,018    Tyco International Ltd.          58,724
     1,005    Amgen Inc.**                     58,270
     1,928    J.P. Morgan Chase & Co.          56,394
     3,476    AT&T Corp.                       54,017

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
     1,185    Medtronic, Inc.             $    52,780
     1,072    Morgan Stanley Dean
                Witter & Co.                   52,657
     1,258    Pharmacia Corporation            51,641
     1,690    Texas Instruments
                Incorporated                   49,602
     1,432    Schering-Plough
                Corporation                    49,390
     1,322    American Express Company         48,187
       996    E. I. du Pont de Nemours
                and Company                    46,653
     1,985    The Walt Disney Company          45,655
       383    Minnesota Mining and
                Manufacturing Company          45,167
       867    Anheuser-Busch
                Companies, Inc.                44,087
       681    Freddie Mac                      43,407
     1,306    Wachovia Corporation             43,398
     1,133    Bank One Corporation             40,607
     1,005    Walgreen Co.                     40,441
       830    Merrill Lynch & Co.,
                Inc.                           39,799
     1,893    U.S. Bancorp                     39,469
     1,879    Hewlett-Packard Company          37,805
       822    The Boeing Company               37,779
       876    Target Corporation               36,704
       566    Fifth Third Bancorp              36,088
     1,032    The Gillette Company             35,284
       783    Applied Materials,
                Inc.**                         34,037
       752    Lowe's Companies, Inc.           34,028
     1,014    FleetBoston Financial
                Corporation                    33,847
       460    United Technologies
                Corporation                    33,557
       562    Unilever NV                      32,753
     1,249    McDonald's Corporation           32,599
       516    Kimberly-Clark
                Corporation                    32,302
       553    Schlumberger Limited             32,190
       608    Automatic Data
                Processing, Inc.               32,048
       572    Baxter International
                Inc.                           31,735
       927    Comcast Corporation -
                Class A**                      31,397
       946    Washington Mutual, Inc.          30,773
       819    Alcoa Inc.                       30,770
       375    First Data Corporation           30,570
       798    Honeywell International
                Inc.                           30,420
       543    Colgate-Palmolive
                Company                        30,397
       838    MBNA Corporation                 29,062

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCK - 92.4%* (CONTINUED)
       438    Cardinal Health, Inc.       $    28,947
       546    General Motors
                Corporation                    28,927
       271    Marsh & McLennan
                Companies, Inc.                28,604
     2,173    Motorola, Inc.                   28,249
       887    The Dow Chemical Company         27,745
       467    Electronic Data Systems
                Corporation                    27,567
       588    Clear Channel
                Communications, Inc.**         27,413
       723    The Bank of New York
                Company, Inc.                  27,214
       762    Duke Energy Corporation          26,899
     3,134    Sun Microsystems, Inc.**         26,670
     1,767    Ford Motor Company               26,293
       435    Lockheed Martin
                Corporation                    24,538
     2,427    AT&T Wireless Services
                Inc.**                         24,488
       698    The Allstate Corporation         24,444
       728    QUALCOMM Inc.**                  24,206
       416    Emerson Electric Co.             23,957
     2,165    EMC Corporation**                23,598
       452    Household International,
                Inc.                           23,278
       713    MetLife, Inc.                    22,730
       306    UnitedHealth Group
                Incorporated**                 22,182
       327    Kohl's Corporation**             22,128
     2,915    WorldCom, Inc.**                 21,921
       297    Illinois Tool Works Inc.         21,847
       369    Phillips Petroleum
                Company                        21,812
       494    Safeway Inc.**                   21,232
       510    HCA Inc.                         20,772
       469    International Paper
                Company                        20,519
       263    Gannett Co., Inc.                20,035
       498    El Paso Corporation              19,462
       649    Sysco Corporation                19,191
       581    Micron Technology,
                Inc.**                         18,679
       335    Caterpillar Inc.                 18,596
       322    Tenet Healthcare
                Corporation**                  18,596
     3,303    Lucent Technologies
                Inc.**                         18,464
       439    Costco Wholesale
                Corporation**                  18,113
       197    General Dynamics
                Corporation                    17,903
       283    SunTrust Banks, Inc.             17,770

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
     1,346    The Charles Schwab
                Corporation               $    17,552
       788    The Kroger Co.**                 17,454
       684    The Southern Company             17,374
       183    Omnicom Group Inc.               17,118
       305    ALLTEL Corporation               16,973
       594    National City
                Corporation                    16,941
       973    Cendant Corporation**            16,940
       607    Conoco Inc.                      16,790
       289    FedEx Corp.**                    16,722
       359    General Mills, Inc.              16,597
       315    Sears, Roebuck and Co.           16,563
       460    Mellon Financial
                Corporation                    16,560
     1,626    Compaq Computer
                Corporation                    16,488
       442    BB&T Corporation                 16,358
       320    State Street Corporation         16,224
       615    Waste Management, Inc.           16,181
       771    Sara Lee Corporation             16,129
       240    The Hartford Financial
                Services Group, Inc.           16,080
     3,101    Nortel Networks
                Corporation**                  15,722
       574    Carnival Corporation             15,664
       739    Southwest Airlines Co.           15,600
       264    NIKE, Inc. - Class B             15,539
       314    Exelon Corporation               15,474
       278    PNC Financial Services
                Group                          15,273
       294    Harley-Davidson, Inc.            15,070
       522    Immunex Corporation**            15,002
       257    Dominion Resources, Inc.         14,978
       384    Raytheon Company                 14,857
       491    Concord EFS, Inc.**              14,745
       242    Union Pacific
                Corporation                    14,682
       153    USA Education Inc.               14,191
     1,629    Qwest Communications
                International Inc.**           14,172
       309    Maxim Integrated
                Products, Inc.**               14,140
       344    H.J. Heinz Company               14,025
       175    Forest Laboratories,
                Inc.**                         13,916
       317    American Electric Power
                Company, Inc.                  13,900
       205    Best Buy Co., Inc.**             13,817
       442    Agilent Technologies,
                Inc.**                         13,768
       398    Kellogg Company                  13,751

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCK - 92.4%* (CONTINUED)
       385    VERITAS Software
                Corporation**             $    13,664
       365    Paychex, Inc.                    13,487
       260    TXU Corp.                        13,226
       233    Lehman Brothers Holdings
                Inc.                           13,165
       508    AFLAC INCORPORATED               13,056
       348    Analog Devices, Inc.**           12,949
       209    Weyerhaeuser Company             12,920
       142    CIGNA Corporation                12,737
       168    The Chubb Corporation            12,624
       242    Anadarko Petroleum
                Corporation                    12,608
       294    Tribune Company                  12,589
       448    Masco Corporation                12,575
       132    XL Capital Ltd. - Class
                A                              12,574
       191    The McGraw-Hill
                Companies, Inc.                12,568
       307    Alcan Inc.                       12,446
       299    Guidant Corporation**            12,409
       221    Wm. Wrigley Jr. Company          12,385
       528    ConAgra Foods, Inc.              12,360
       440    Siebel Systems, Inc.**           12,214
       401    Alberston's, Inc.                12,134
       861    Sprint Corporation               12,131
       232    Avon Products, Inc.              11,992
       192    Stryker Corporation              11,808
       216    Northern Trust
                Corporation                    11,690
       407    Equity Office Properties
                Trust                          11,681
       109    Northrop Grumman
                Corporation                    11,667
       321    Xilinx, Inc.**                   11,530
       321    Baker Hughes
                Incorporated                   11,335
       295    John Hancock Financial
                Services, Inc.                 11,331
       307    Linear Technology
                Corporation                    11,307
        72    The Progressive
                Corporation                    11,218
       230    Deere & Company                  11,024
       376    Burlington Northern
                Santa Fe Corporation           10,912
       187    Loews Corporation                10,908
       403    Campbell Soup Company            10,776
       292    The May Department
                Stores Company                 10,699
       220    Air Products and
                Chemicals, Inc.                10,670
       291    FirstEnergy Corp.                10,651

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       256    Franklin Resources, Inc.    $    10,460
       212    Capital One Financial
                Corporation                    10,445
       174    Comerica Incorporated            10,414
       381    CVS Corporation                  10,409
       414    KeyCorp                          10,383
       375    The Interpublic Group of
                Companies, Inc.                10,200
       175    KLA-Tencor Corporation**         10,134
       265    The TJX Companies, Inc.          10,062
       228    The Clorox Company                9,984
       831    The Gap, Inc.                     9,947
       237    Pitney Bowes Inc.                 9,888
       239    MedImmune, Inc.**                 9,854
       279    McKesson Corporation              9,835
       154    Golden West Financial
                Corporation                     9,818
       200    The St. Paul Companies,
                Inc.                            9,780
       361    Occidental Petroleum
                Corporation                     9,689
       534    Barrick Gold Corporation          9,639
       213    Progress Energy, Inc.             9,530
       141    Danaher Corporation               9,479
       184    Lincoln National
                Corporation                     9,423
       133    Hershey Foods
                Corporation                     9,396
       237    Marriott International,
                Inc. - Class A                  9,354
       279    Bed Bath & Beyond Inc.**          9,319
       267    Aon Corporation                   9,246
       252    Becton, Dickinson and
                Company                         9,246
       173    FPL Group, Inc.                   9,188
       206    Genzyme Corporation**             9,142
       178    H&R Block, Inc.                   8,980
       285    Eastman Kodak Company             8,978
       376    Norfolk Southern
                Corporation                     8,945
       645    Archer-Daniels-Midland
                Company                         8,933
       154    Praxair, Inc.                     8,917
       216    Entergy Corporation               8,916
       397    Boston Scientific
                Corporation**                   8,877
       449    Staples, Inc.**                   8,832
       542    Computer Associates
                International, Inc.             8,824
       948    Sprint Corp - PCS
                Group**                         8,769

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCK - 92.4%* (CONTINUED)
       543    Delphi Corporation          $     8,683
       307    Transocean Sedco Forex
                Inc.                            8,599
       336    Dynegy Inc. - Class A             8,592
       146    MBIA Inc.                         8,534
       202    Public Service
                Enterprise Group
                Incorporated                    8,518
       336    SouthTrust Corporation            8,491
       208    Consolidated Edison,
                Inc.                            8,486
       236    Unocal Corporation                8,479
       204    Univision Communications
                Inc. - Class A**                8,413
       142    Tricon Global
                Restaurants, Inc.**             8,396
       163    PPG Industries, Inc.              8,370
       230    Adobe Systems
                Incorporated                    8,367
       129    Allergan, Inc.                    8,364
       362    Starbucks Corporation**           8,330
       216    Rohm and Haas Company             8,297
       283    Synovus Financial Corp.           8,292
       285    PeopleSoft, Inc.**                8,285
       301    Marathon Oil Corporation          8,278
       164    Ingersoll-Rand Company -
                Class A                         8,200
       261    Newell Rubbermaid Inc.            8,125
       426    Mattel, Inc.                      8,073
       463    Coca-Cola Enterprises
                Inc.                            8,070
       557    Yahoo! Inc.**                     8,054
       378    PG&E Corporation**                8,017
       338    Xcel Energy, Inc.                 7,994
       260    Biomet, Inc.**                    7,946
       166    Computer Sciences
                Corporation**                   7,887
       181    Chiron Corporation**              7,859
       187    Federated Department
                Stores, Inc.**                  7,837
       254    Broadcom Corporation -
                Class A**                       7,785
       205    CSX Corporation                   7,737
       195    Dover Corporation                 7,716
       180    Fiserv, Inc.**                    7,693
       203    Intuit Inc.**                     7,692
       496    The Williams Companies,
                Inc.                            7,663
       143    Biogen, Inc.**                    7,600
        85    Johnson Controls, Inc.            7,545

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
        62    WellPoint Health
                Networks Inc.**           $     7,540
       355    AmSouth Bancorporation            7,508
       240    King Pharmaceuticals,
                Inc.**                          7,454
       147    Jefferson-Pilot
                Corporation                     7,434
       412    The Limited, Inc.                 7,420
       166    Cintas Corporation                7,352
       195    Burlington Resources
                Inc.                            7,328
       336    Apple Computer, Inc.**            7,291
       223    Regions Financial
                Corporation                     7,248
       265    Equity Residential
                Properties Trust                7,142
       140    NVIDIA Corporation**              7,141
       106    MGIC Investment
                Corporation                     7,115
       106    AutoZone, Inc**                   7,034
       367    Altera Corporation**              6,999
       194    Starwood Hotels &
                Resorts Worldwide,
                Inc.                            6,984
       132    Apache Corporation                6,963
       279    The Pepsi Bottling
                Group, Inc.                     6,933
       106    Avery Dennison
                Corporation                     6,784
       100    AmerisourceBergen
                Corporation                     6,770
       194    MeadWestvaco Corporation          6,740
       188    Zimmer Holdings, Inc.**           6,723
       408    Halliburton Company               6,716
       237    UnumProvident
                Corporation                     6,712
       690    Xerox Corporation**               6,700
        85    St. Jude Medical, Inc.**          6,656
       139    Textron, Inc.                     6,607
       797    Solectron Corporation**           6,591
       159    DTE Energy Company                6,586
       150    The New York Times
                Company - Class A               6,585
       216    Charter One Financial,
                Inc.                            6,579
       144    Fortune Brands, Inc.              6,552
       159    Cincinnati Financial
                Corporation                     6,393
       103    Ambac Financial Group,
                Inc.                            6,391
       126    Lexmark International,
                Inc.**                          6,263
       929    Corning Incorporated**            6,252
     1,289    JDS Uniphase
                Corporation**                   6,252
       134    Union Planters
                Corporation                     6,239
       170    Genuine Parts Company             6,210
       123    TRW Inc.                          6,181

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCK - 92.4%* (CONTINUED)
       292    Reliant Energy, Inc.        $     6,074
       107    Willamette Industries,
                Inc.                            5,935
        85    Amerada Hess Corporation          5,888
       124    Ecolab Inc.                       5,807
        86    International Game
                Technology**                    5,807
       136    Novellus Systems, Inc.**          5,792
       289    IMS Health Incorporated           5,780
       224    Georgia-Pacific Corp.             5,746
       115    Parker-Hannifin
                Corporation                     5,729
       130    Sabre Holdings
                Corporation**                   5,721
       170    Teradyne, Inc.**                  5,697
       299    Office Depot, Inc.**              5,684
       153    Moody's Corporation               5,661
       162    UST Inc.                          5,647
       190    Molex Incorporated                5,624
        83    Knight-Ridder, Inc.               5,594
       179    Plum Creek Timber
                Company, Inc.                   5,540
       135    Ameren Corporation                5,500
        68    Eaton Corporation                 5,490
        92    W.W. Grainger, Inc.               5,453
       165    Family Dollars Stores,
                Inc.                            5,419
        97    Kerr-McGee Corporation            5,363
        74    PACCAR Inc.                       5,323
       355    LSI Logic Corporation**           5,321
       120    Devon Energy Corporation          5,242
       168    Convergys Corporation**           5,122
        86    ITT Industries, Inc.              5,074
        92    The Bear Stearns
                Companies Inc.                  5,068
       257    J. C. Penney Company,
                Inc.                            5,022
       317    Edison International**            5,009
       493    Sanmina-SCI
                Corporation**                   5,004
       312    Network Appliance,
                Inc.**                          4,989
       218    Stilwell Financial, Inc.          4,973
        66    Whirlpool Corporation             4,957
       155    Cinergy Corp.                     4,929
       192    Leggett & Platt,
                Incorporated                    4,925
       140    Aetna Inc.                        4,908
       119    Countrywide Credit
                Industries, Inc.                4,885
       121    Torchmark Corporation             4,863
       122    T. Rowe Price Group Inc.          4,857

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       100    Vulcan Materials Company    $     4,833
       114    Darden Restaurants, Inc.          4,820
        90    Zions Bancorporation              4,757
       134    Nabors Industries,
                Inc.**                          4,753
       173    RadioShack Corporation            4,747
       320    Dollar General
                Corporation                     4,720
       195    Newmont Mining
                Corporation                     4,703
        84    Dow Jones & Company,
                Inc.                            4,688
       207    Applera Corporation               4,678
       143    PPL Corporation                   4,663
       362    Hilton Hotels
                Corporation                     4,655
       160    Constellation Energy
                Group, Inc.                     4,621
       387    HEALTHSOUTH
                Corporation**                   4,609
       140    Tiffany & Co.                     4,593
       138    CenturyTel, Inc.                  4,582
       108    V. F. Corporation                 4,541
       203    Sempra Energy                     4,531
       244    Huntington Bancshares
                Incorporated                    4,502
        66    Brown-Forman
                Corporation - Class B           4,485
       127    Noble Drilling
                Corporation**                   4,474
       172    Robert Half
                International Inc.**            4,474
       109    Kinder Morgan, Inc.               4,469
       330    Advanced Micro Devices,
                Inc.**                          4,455
       110    Harrah's Entertainment,
                Inc.**                          4,448
       160    The Goodyear Tire &
                Rubber Company                  4,400
       136    KeySpan Corporation               4,359
       122    Jones Apparel Group,
                Inc.**                          4,351
       172    National Semiconductor
                Corporation**                   4,326
       245    Health Management
                Associates, Inc. -
                Class A**                       4,324
       205    NiSource Inc.                     4,303
       123    Allegheny Energy, Inc.            4,252
       125    SAFECO Corporation                4,244
        75    Nucor Corporation                 4,238
        84    The Stanley Works                 4,236
       141    Equifax Inc.                      4,230

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCK - 92.4%* (CONTINUED)
       181    Rockwell Collins, Inc.      $     4,208
       120    Delta Air Lines, Inc.             4,140
       393    Tellabs, Inc.**                   4,032
       352    Compuware Corporation**           4,016
       152    AMR Corporation**                 3,967
       150    The Sherwin-Williams
                Company                         3,963
       112    EOG Resources, Inc.               3,941
        94    NCR Corporation**                 3,929
       124    Waters Corporation**              3,875
       767    Nextel Communications,
                Inc. - Class A**                3,827
       327    Placer Dome Inc.                  3,800
        78    The Black & Decker
                Corporation                     3,783
       235    BMC Software, Inc.**              3,772
        82    Sealed Air Corporation**          3,688
       127    Engelhard Corporation             3,654
       199    Circuit City Stores               3,558
       179    Rockwell Automation,
                Inc.                            3,535
       173    Thermo Electron
                Corporation**                   3,521
        60    Centex Corporation                3,506
       188    Jabil Circuit, Inc.**             3,506
       313    Unisys Corporation**              3,474
       155    Scientific-Atlanta, Inc.          3,467
       193    Toys 'R' Us, Inc.**               3,437
       137    TECO Energy, Inc.                 3,422
       130    SUPERVALU INC.                    3,374
       387    Mirant Corporation**              3,359
        76    Eastman Chemical Company          3,344
        82    Pinnacle West Capital
                Corporation                     3,326
       130    Nordstrom, Inc.                   3,310
        72    Sigma-Aldrich
                Corporation                     3,282
        88    QLogic Corporation**              3,278
       175    Inco Limited**                    3,260
        92    Cooper Industries, Inc.           3,252
       112    R. R. Donnelley & Sons
                Company                         3,204
        92    International Flavors &
                Fragrances Inc.                 3,169
       102    Wendy's International,
                Inc.                            3,163
       103    Liz Claiborne, Inc.               3,122
        65    Deluxe Corporation                3,081

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       105    Watson Pharmaceuticals,
                Inc.**                    $     3,074
        58    Pulte Homes, Inc.                 3,013
        75    Maytag Corporation                2,995
       107    TMP Worldwide Inc.**              2,987
       100    Goodrich Corporation              2,985
       156    Pactiv Corporation**              2,969
        77    Sunoco, Inc.                      2,966
        52    Bemis Company, Inc.               2,962
        78    Phelps Dodge
                Corporation**                   2,957
        68    Ashland Inc.                      2,951
        77    Fluor Corporation                 2,919
        56    Alberto-Culver Company -
                Class B                         2,916
       131    CMS Energy Corporation            2,856
       179    Comverse Technology,
                Inc.**                          2,801
        51    C. R. Bard, Inc.                  2,774
       119    PerkinElmer, Inc.                 2,737
       180    Citrix Systems, Inc.**            2,731
       527    The AES Corporation**             2,719
       746    ADC Telecommunications,
                Inc.**                          2,686
       144    Dana Corporation**                2,678
        48    Temple-Inland Inc.                2,673
       247    Conexant Systems, Inc.**          2,529
       193    Allied Waste Industries,
                Inc.**                          2,519
       191    American Power
                Conversion
                Corporation**                   2,500
       273    Citizens Communications
                Company**                       2,487
        73    Mercury Interactive
                Corporation**                   2,473
        58    Navistar International
                Corporation**                   2,466
       313    CIENA Corporation**               2,429
       169    Hasbro, Inc.                      2,418
        46    Millipore Corporation             2,401
        54    Autodesk, Inc.                    2,385
       119    Pall Corporation                  2,323
        86    Brunswick Corporation             2,321
       138    Winn-Dixie Stores, Inc.           2,312
       157    PMC-Sierra, Inc.**                2,294
       291    Applied Micro Circuits
                Corporation**                   2,238
        52    Ball Corporation                  2,199

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCK - 92.4%* (CONTINUED)
       297    Calpine Corporation**       $     2,183
        36    Adolph Coors Company -
                Class B                         2,178
       166    Humana Inc.**                     2,175
        90    Tektronix, Inc.**                 2,152
        49    KB HOME                           2,139
       140    Freeport-McMoRan Copper
                & Gold, Inc. - Class
                B**                             2,051
        56    Boise Cascade
                Corporation                     2,013
        52    Bausch & Lomb
                Incorporated                    1,975
        57    Snap-on Incorporated              1,964
       118    Quintiles Transnational
                Corp.**                         1,960
        49    Meredith Corporation              1,934
       222    Symbol Technologies,
                Inc.                            1,916
       101    Manor Care, Inc.**                1,894
       252    Parametric Technology
                Corporation**                   1,855
        44    Nicor Inc.                        1,841
       127    Visteon Corporation               1,801
       566    Palm, Inc.**                      1,709
        90    Rowan Companies, Inc.**           1,679
        40    Cummins Inc.                      1,663
        59    Ryder System, Inc.                1,658
        82    Dillard's, Inc. - Class
                A                               1,648
        58    Reebok International
                Ltd.**                          1,605
        86    United States Steel
                Corporation                     1,524
       283    Avaya Inc.**                      1,514
       354    Novell, Inc.**                    1,448
       310    Gateway, Inc.**                   1,426
        58    Crane Co.                         1,417
       112    Big Lots, Inc.**                  1,411
        71    Cooper Tire & Rubber
                Company                         1,358
       192    Vitesse Semiconductor
                Corporation**                   1,348
        79    Andrew Corporation**              1,328
       105    Hercules Incorporated**           1,313
       342    Conseco, Inc.**                   1,283
        34    Peoples Energy
                Corporation                     1,263

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
        83    Worthington Industries,
                Inc.                      $     1,221
        77    Allegheny Technologies,
                Inc.                            1,202
        49    Great Lakes Chemical
                Corporation                     1,154
        56    Tupperware Corporation            1,130
        57    Thomas & Betts
                Corporation**                   1,089
       275    Providian Financial
                Corporation                     1,070
       105    Louisiana-Pacific
                Corporation**                   1,059
        61    McDermott International,
                Inc.**                            874
        63    American Greetings
                Corporation - Class A             868
        76    Power-One, Inc.**                   534
       121    Sapient Corporation**               531
        67    US Airways Group, Inc.**            356
        31    Mykrolis Corporation**              330
                                          -----------

              TOTAL COMMON STOCKS
                (Cost $13,433,728)         13,245,672
                                          -----------
---------------------------------------------------------
FACE AMOUNT                                    VALUE
---------------------------------------------------------
 U.S. TREASURY OBLIGATIONS - 10.5%*
$1,502,197    U.S. Treasury Bill
                1.73%, 04/04/2002           1,499,771
                                          -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $1,499,771)           1,499,771
                                          -----------

              TOTAL INVESTMENTS - 102.9%*
                (Cost $14,933,499)        $14,745,443
                                          ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 28, 2002 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
   30        S&P 500 Index Futures
               Contracts Expiring March
               2002 (Underlying Face
               Amount at Market Value
               $8,301,750)                    $       47,115
                                            ================

                     See notes to the financial statements.

                                U.S./SHORT FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY, 28 2002 (UNAUDITED)

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
 U.S. TREASURY OBLIGATIONS - 73.9%*
$6,259,154     U.S. Treasury Bill 1.73%,
                 04/04/2002                 $6,249,046
                                            ----------

               TOTAL U.S. TREASURY
                 OBLIGATIONS
                 (Cost $6,249,046)           6,249,046
                                            ----------

               TOTAL INVESTMENTS - 73.9%*
                 (Cost $6,249,046)          $6,249,046
                                            ==========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                U.S./SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                         FEBRUARY, 28 2002 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
40,900    Standard & Poor's Depository
            Receipts Trust                  $4,546,035
                                            ----------

          TOTAL SECURITIES SOLD SHORT
            (Proceeds $4,480,326)           $4,546,035
                                            ==========

                                U.S./SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS
                         FEBRUARY, 28 2002 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
   SHORT FUTURES CONTRACTS
   14        S&P 500 Index Futures
               Contracts Expiring March
               2002 (Underlying Face
               Amount at Market Value
               $3,874,150)                    $(51,188)
                                              ========

                     See notes to the financial statements.

                                 OTC PLUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2002 (UNAUDITED)

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
 COMMON STOCKS - 97.2%*
 44,111    Microsoft Corporation**          $ 2,573,436
 55,933    Intel Corporation                  1,596,887
 55,188    Oracle Corporation**                 917,225
 62,363    Cisco Systems, Inc.**                889,920
 21,940    QUALCOMM Inc.**                      729,505
 11,597    Amgen Inc.**                         672,394
 22,850    Dell Computer Corporation**          564,167
 17,780    Immunex Corporation**                510,997
 10,770    Maxim Integrated Products,
             Inc.**                             492,835
 10,046    Applied Materials, Inc.**            436,700
 13,523    Concord EFS, Inc.**                  406,096
 10,545    Xilinx, Inc.**                       378,776
 10,069    Linear Technology Corporation        370,841
 10,667    Comcast Corporation - Special
             Class A**                          361,291
 12,889    Siebel Systems, Inc.**               357,799
  9,751    VERITAS Software
             Corporation**                      346,063
  8,451    Paychex, Inc.                        312,264
  9,282    Bed Bath & Beyond Inc.**             310,019
  5,344    KLA-Tencor Corporation**             309,471
 10,184    PeopleSoft, Inc.**                   296,049
 12,616    Starbucks Corporation**              290,294
 33,558    Sun Microsystems, Inc.**             285,579
  6,331    Genzyme Corporation (General
             Division)**                        280,970
  6,296    Chiron Corporation**                 273,372
  8,977    USA Networks, Inc.**                 265,360
  8,640    Biomet, Inc.**                       264,038
  6,317    MedImmune, Inc.**                    260,450
  4,883    eBay Inc.**                          254,160
 11,645    Apple Computer, Inc.**               252,697
  3,945    IDEC Pharmaceuticals
             Corporation**                      247,825
 12,892    Altera Corporation**                 245,851
  6,357    Intuit Inc.**                        240,867
  5,571    Fiserv, Inc.**                       238,105
  5,669    Costco Wholesale
             Corporation**                      233,903
  4,325    Biogen, Inc.**                       229,874
  4,846    Cintas Corporation                   214,629
  5,532    Adobe Systems Incorporated           201,254
 25,335    WorldCom, Inc.-WorldCom
             Group**                            190,519
  3,719    NVIDIA Corporation**                 189,706
 13,210    Flextronics International
             Ltd.**                             189,431
 10,335    Gemstar - TV Guide
             International, Inc.**              189,027
  3,289    Electronic Arts Inc.**               177,014

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
 33,159    JDS Uniphase Corporation**       $   160,821
  2,249    Gilead Sciences, Inc.**              158,465
  5,662    Check Point Software
             Technologies, Ltd.**               158,083
  5,915    EchoStar Communications
             Corporation - Class A**            154,500
  3,477    Novellus Systems, Inc.**             148,085
  2,047    PACCAR Inc.                          147,241
  7,368    Staples, Inc.**                      144,929
 13,256    Sanmina Corporation**                134,548
  2,760    Apollo Group, Inc. - Class
             A**                                133,998
  8,240    Network Appliance, Inc.**            131,758
  5,801    Adelphia Communications
             Corporation - Class A**            127,332
  5,245    VeriSign, Inc.**                     124,464
  4,033    Broadcom Corporation - Class
             A**                                123,611
  3,408    Symantec Corporation                 122,892
  5,545    Brocade Communications
             Systems, Inc.**                    121,824
 23,374    Nextel Communications, Inc. -
             Class A**                          116,636
  6,114    Millennium Pharmaceuticals,
             Inc.**                             114,821
  2,113    CDW Computer Centers, Inc.           111,566
  8,772    BEA Systems, Inc.**                  111,492
  4,806    PanAmSat Corporation**               103,377
 24,209    Telefonaktiebolaget LM
             Ericsson AB - SP ADR**             102,162
  6,516    Yahoo! Inc.**                         94,221
  5,691    Smurfit-Stone Container
             Corporation**                       92,820
  2,638    Microchip Technology
             Incorporated**                      90,167
  4,827    Rational Software
             Corporation**                       89,589
  1,681    Express Scripts, Inc.**               87,025
 23,454    ADC Telecommunications,
             Inc.**                              84,434
  2,248    QLogic Corporation**                  83,738
  5,874    Amazon.com, Inc.**                    82,823
  5,308    Citrix Systems, Inc.**                80,522
  1,869    Sepracor Inc.**                       80,404
  2,821    TMP Worldwide Inc.**                  78,762
  7,278    Charter Communications, Inc.
             - Class A**                         75,691
  9,244    CIENA Corporation**                   71,733
  4,583    Comverse Technology, Inc.**           71,724
  2,096    Mercury Interactive
             Corporation**                       71,013
  4,512    RF Micro Devices, Inc.**              70,568

                     See notes to the financial statements.

                                 OTC PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2002 (UNAUDITED)

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
COMMON STOCK - 97.2% (CONTINUED)
  2,321    Molex Incorporated               $    68,702
  6,696    Conexant Systems, Inc.**              68,567
  2,914    Cytyc Corporation**                   68,362
  1,102    Cephalon, Inc.**                      64,247
  4,347    PMC-Sierra, Inc.**                    63,510
  8,237    Applied Micro Circuits
             Corporation**                       63,343
  5,459    Compuware Corporation**               62,287
  3,026    Human Genome Sciences, Inc.**         62,094
  1,316    Synopsys, Inc.**                      61,984
  2,356    Integrated Device Technology,
             Inc.**                              60,243
  8,308    Atmel Corporation**                   60,067
 10,777    i2 Technologies, Inc.**               58,735
  5,561    Tellabs, Inc.**                       57,056
  1,643    Andrx Group**                         54,958
  1,183    Invitrogen Corporation**              53,992
  1,247    ICOS Corporation**                    53,496
  5,055    Juniper Networks, Inc.**              47,113
  1,779    ImClone Systems
             Incorporated**                      39,867

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
  5,162    Vitesse Semiconductor
             Corporation**                  $    36,237
  1,950    Abgenix, Inc.**                       35,198
  2,011    Protein Design Labs, Inc.**           31,915
 11,587    XO Communications, Inc. -
             Class A**                              857
 17,401    Exodus Communications, Inc.**            487
  3,509    Adelphia Business Solutions,
             Inc.**                                 281
  8,149    At Home Corporation - Series
             A**                                     43
                                            -----------

           TOTAL COMMON STOCKS
             (Cost $14,831,539)              23,279,140
                                            -----------

           TOTAL INVESTMENTS - 97.2%*
             (Cost $14,831,539)             $23,279,140
                                            ===========

*  Calculated as a percentage of net assets.
** Non-Income producing security.

                     See notes to the financial statements.

                                 OTC PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 28, 2002 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
   49        NASDAQ 100 Index Futures
               Contracts Expiring March
               2002 (Underlying Face
               Amount at Market Value
               $6,666,450)                  $(1,015,758)
                                            ===========

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2002 (UNAUDITED)

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
 U.S. TREASURY OBLIGATIONS - 55.6%*
$24,285,519    U.S. Treasury Bill
                 1.73%, 04/04/2002         $24,246,298
                                           -----------

               TOTAL U.S. TREASURY
                 OBLIGATIONS
                 (Cost $24,246,298)         24,246,298
                                           -----------

               TOTAL INVESTMENTS - 55.6%*
                 (Cost $24,246,298)        $24,246,298
                                           ===========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                         FEBRUARY 28, 2002 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
 73,463    Microsoft Corporation           $ 4,285,831
 93,152    Intel Corporation                 2,659,490
 91,910    Oracle Corporation                1,527,544
103,860    Cisco Systems, Inc.               1,482,082
 36,540    QUALCOMM Inc.                     1,214,955
 19,314    Amgen Inc.                        1,119,826
 38,055    Dell Computer Corporation           939,578
 29,611    Immunex Corporation                 851,020
 17,936    Maxim Integrated Products,
             Inc.                              820,751
 16,731    Applied Materials, Inc.             727,297
 22,521    Concord EFS, Inc.                   676,306
 17,562    Xilinx, Inc.                        630,827
 16,770    Linear Technology Corporation       617,639
 17,765    Comcast Corporation - Special
             Class A                           601,701
 21,465    Siebel Systems, Inc.                595,868
 16,240    VERITAS Software Corporation        576,358
 14,074    Paychex, Inc.                       520,034
 15,459    Bed Bath & Beyond Inc.              516,331
  8,901    KLA-Tencor Corporation              515,457
 16,961    PeopleSoft, Inc.                    493,056
 21,011    Starbucks Corporation               483,463
 55,888    Sun Microsystems, Inc.              475,607
 10,543    Genzyme Corporation (General
             Division)                         467,898
 10,485    Chiron Corporation                  455,259
 15,351    USA Networks, Inc.                  453,776
 14,389    Biomet, Inc.                        439,728
 10,521    MedImmune, Inc.                     433,781
  8,132    eBay Inc.                           423,271
 19,393    Apple Computer, Inc.                420,828
  6,571    IDEC Pharmaceuticals
             Corporation                       412,790
 21,471    Altera Corporation                  409,452
 10,588    Intuit Inc.                         401,179
  9,279    Fiserv, Inc.                        396,584
  9,440    Costco Wholesale Corporation        389,494
  7,203    Biogen, Inc.                        382,839
  8,070    Cintas Corporation                  357,420
  9,213    Adobe Systems Incorporated          335,169
 42,193    WorldCom, Inc.-WorldCom Group       317,291
  6,193    NVIDIA Corporation                  315,905
 21,999    Flextronics International
             Ltd.                              315,466
 17,212    Gemstar - TV Guide
             International, Inc.               314,808
  5,477    Electronic Arts Inc.                294,772
 55,223    JDS Uniphase Corporation            267,832

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
  3,745    Gilead Sciences, Inc.           $   263,873
  9,429    Check Point Software
             Technologies, Ltd.                263,258
  9,851    Echostar Communications
             Corporation - Class A             257,308
  5,790    Novellus Systems, Inc.              246,596
  3,409    PACCAR Inc.                         245,209
 12,271    Staples, Inc.                       241,371
 12,147    Millennium Pharmaceuticals,
             Inc.                              228,121
 22,077    Sanmina Corporation                 224,082
  4,597    Apollo Group, Inc. - Class A        223,184
 13,723    Network Appliance, Inc.             219,431
  9,660    Adelphia Communications
             Corporation - Class A             212,037
  8,734    VeriSign, Inc.                      207,258
  6,717    Broadcom Corporation - Class
             A                                 205,876
  5,676    Symantec Corporation                204,677
  9,235    Brocade Communications
             Systems, Inc.                     202,893
 38,928    Nextel Communications, Inc. -
             Class A                           194,251
  3,519    CDW Computer Centers, Inc.          185,803
 14,609    BEA Systems, Inc.                   185,680
  8,004    PanAmSat Corporation                172,166
 40,318    Telefonaktiebolaget LM
             Ericsson AB - SP ADR              170,142
 10,852    Yahoo! Inc.                         156,920
  9,479    Smurfit-Stone Container
             Corporation                       154,603
  4,393    Microchip Technology
             Incorporated                      150,153
  8,040    Rational Software Corporation       149,222
  2,800    Express Scripts, Inc.               144,956
 39,061    ADC Telecommunications, Inc.        140,620
  3,744    QLogic Corporation                  139,464
  9,783    Amazon.com, Inc.                    137,940
  8,839    Citrix Systems, Inc.                134,088
  3,112    Sepracor Inc.                       133,878
  4,698    TMP Worldwide Inc.                  131,168
 12,120    Charter Communications, Inc.
             - Class A                         126,048
 15,395    CIENA Corporation                   119,465
  7,632    Comverse Technology, Inc.           119,441
  3,490    Mercury Interactive
             Corporation                       118,241
  7,514    RF Micro Devices, Inc.              117,519
  3,865    Molex Incorporated                  114,404
 11,151    Conexant Systems, Inc.              114,186

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                 SCHEDULE OF SECURITIES SOLD SHORT (continued)
                         FEBRUARY 28, 2002 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
  4,853    Cytyc Corporation               $   113,851
  1,835    Cephalon, Inc.                      106,981
  7,240    PMC - Sierra, Inc.                  105,776
 13,718    Applied Micro Circuits
             Corporation                       105,491
  9,091    Compuware Corporation               103,728
  5,040    Human Genome Sciences, Inc.         103,421
  2,192    Synopsys, Inc.                      103,243
  3,924    Integrated Device Technology,
             Inc.                              100,337
 13,836    Atmel Corporation                   100,034
 17,947    i2 Technologies, Inc.                97,811
  9,261    Tellabs, Inc.                        95,018
  2,737    Andrx Group                          91,553
  1,970    Invitrogen Corporation               89,911
  2,077    ICOS Corporation                     89,103

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
  8,419    Juniper Networks, Inc.          $    78,465
  2,962    ImClone Systems Incorporated         66,378
  8,597    Vitesse Semiconductor
             Corporation                        60,351
  3,248    Abgenix, Inc.                        58,626
  3,350    Protein Design Labs, Inc.            53,165
  4,689    Exodus Communications, Inc.             131
  1,409    XO Communications, Inc. -
             Class A                               104
    381    Adelphia Business Solutions,
             Inc.                                   30
  2,007    At Home Corporation - Series
             A                                      11
                                           -----------

           TOTAL SECURITIES SOLD SHORT
             (Proceeds $41,855,103)        $38,815,614
                                           ===========

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS
                         FEBRUARY 28, 2002 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   SHORT FUTURES CONTRACTS
   34        NASDAQ 100 Index Futures
               Contracts Expiring March
               2002 (Underlying Face
               Amount at Market Value
               $4,625,700)                    $144,864
                                              ========

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
 COMMON STOCKS - 34.1%*
     3,600     Take-Two Interactive
                 Software, Inc.**         $    67,068
     1,600     Colonial Properties
                 Trust                         52,976
     2,700     BancorpSouth, Inc.              49,950
     1,500     Shurgard Storage
                 Centers, Inc.                 49,425
     1,600     Kirby Corporation**             48,720
     2,700     RPM, Inc.                       45,090
     3,100     United Dominion Realty
                 Trust, Inc.                   43,710
     1,600     Washington Real Estate
                 Investment Trust              41,776
     1,800     AMCORE Financial, Inc.          40,500
       400     First Citizens
                 BancShares, Inc.              40,000
       900     International Bancshares
                 Corporation                   39,006
       400     Park National
                 Corporation                   38,828
     6,700     Crown Cork & Seal
                 Company, Inc.**               38,391
     1,900     Pier 1 Imports, Inc.            37,943
       800     Harman International
                 Industries,
                 Incorporated                  37,440
       800     New Jersey Resources
                 Corporation                   36,472
     1,600     AGL Resources Inc.              35,600
     1,300     Health Care REIT, Inc.          35,360
     1,200     New York Community
                 Bancorp, Inc.                 35,208
     1,300     La-Z-Boy Incorporated           34,970
     1,000     The J.M. Smucker Company        34,940
     1,100     Ryder System, Inc.              30,910
       600     CenterPoint Properties
                 Corporation                   30,570
       600     Minerals Technologies
                 Inc.                          30,564
     1,000     Pan Pacific Retail
                 Properties, Inc.              30,140
     1,900     Charter Municipal Mutual
                 Acceptance Company            30,096
     1,000     BRE Properties,
                 Inc. - Class A                30,000
     1,700     First Charter
                 Corporation                   29,716
     1,200     IndyMac Bancorp, Inc.**         29,496
       900     Home Properties of New
                 York, Inc.                    29,097
     1,000     F.N.B. Corporation              29,020

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
     1,200     Provident Bankshares
                 Corporation              $    28,992
     2,200     Commercial Net Lease
                 Realty                        28,820
     1,000     United Bankshares, Inc.         28,670
     1,000     First Midwest Bancorp,
                 Inc.                          28,650
     1,000     ArvinMeritor, Inc.              28,190
     1,500     Ohio Casualty
                 Corporation**                 28,110
       500     Polaris Industries Inc.         27,910
     1,000     First BanCorp.                  27,900
     1,900     Avista Corporation              27,740
     1,200     Capitol Federal
                 Financial                     27,708
     1,100     Federal Realty
                 Investment Trust              27,676
       400     International Game
                 Technology**                  27,008
       900     Michaels Stores, Inc.**         26,820
       800     Libbey Inc.                     26,720
     1,900     The Pep Boys-Manny, Moe
                 & Jack                        26,638
     1,000     Northwest Natural Gas
                 Company                       26,340
       400     Cathay Bancorp, Inc.            26,100
     1,500     Glimcher Realty Trust           26,055
       600     Storage USA, Inc.               25,818
       358     Dean Foods Company**            25,658
     1,200     Sensient Technologies
                 Corporation                   25,548
     1,900     IKON Office Solutions,
                 Inc.                          25,460
       700     Donaldson Company, Inc.         25,305
       700     Hilb, Rogal and Hamilton
                 Company                       24,885
       600     Graco Inc.                      24,630
       900     Alfa Corporation                24,480
     1,000     Kellwood Company                24,180
       800     SCP Pool Corporation**          23,800
       600     Forest City Enterprises,
                 Inc. - Class A                23,772
       600     United Stationers Inc.**        23,550
     1,600     Worthington Industries,
                 Inc.                          23,536
     1,000     Imation Corp.**                 23,480
     1,700     American Greetings
                 Corporation - Class
                 A**                           23,409
       900     Federal Signal
                 Corporation                   23,310
       500     CH Energy Group, Inc.           23,060
     1,600     Ligand Pharmaceuticals
                 Incorporated - Class
                 B**                           22,976

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 34.1%* (CONTINUED)
       700     Post Properties, Inc.      $    22,848
       800     Healthcare Realty Trust,
                 Inc.                          22,800
       400     Media General,
                 Inc. - Class A                22,688
       500     Superior Industries
                 International, Inc.           22,500
       600     Performance Food Group
                 Company**                     22,374
     1,100     Overseas Shipholding
                 Group, Inc.                   22,308
       600     Harsco Corporation              22,272
     1,200     Staten Island Bancorp,
                 Inc.                          22,260
       700     Hughes Supply, Inc.             22,162
     1,000     Summit Properties Inc.          21,920
       700     IHOP Corp.**                    21,840
       400     W. R. Berkley
                 Corporation                   21,800
       800     Cytec Industries Inc.**         21,720
       400     StanCorp Financial
                 Group, Inc.                   21,540
     2,000     PETsMART, Inc.**                21,380
     1,200     Airgas, Inc.**                  21,120
       700     Haemonetics
                 Corporation**                 21,056
       600     York International
                 Corporation                   21,000
       700     NPS Pharmaceuticals,
                 Inc.**                        20,895
       400     Zebra Technologies
                 Corporation - Class
                 A**                           20,596
       500     Westamerica
                 Bancorporation                20,565
       600     CBL & Associates
                 Properties, Inc.              20,550
     3,500     Western Digital
                 Corporation**                 20,335
       700     Photronics, Inc.**              20,223
     1,000     Developers Diversified
                 Realty Corporation            20,210
       400     Scholastic Corporation**        20,060
       700     Activision, Inc.**              19,992
     1,000     Esterline Technologies
                 Corporation**                 19,900
     1,200     Annaly Mortgage
                 Management Inc.               19,560
       700     Silicon Valley
                 Bancshares**                  19,432
       700     Independence Community
                 Bank Corp.                    19,250
       500     Furniture Brands
                 International, Inc.**         19,075
       400     Essex Property Trust,
                 Inc.                          18,960
       700     PNM Resources Inc.              18,858

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       700     H.B. Fuller Company        $    18,676
       400     Whitney Holding
                 Corporation                   18,632
       500     The Commerce Group,
                 Inc.                          18,595
     1,300     The Colonial BancGroup,
                 Inc.                          18,551
       600     Church & Dwight Co.,
                 Inc.                          18,540
     1,000     ValueVision
                 International, Inc.**         18,500
       800     Susquehanna Bancshares,
                 Inc.                          18,368
     1,600     Adaptec, Inc.**                 18,240
       700     Archstone-Smith Trust           18,116
     1,000     Airborne, Inc.                  18,080
       700     ATMI, Inc.**                    17,934
       500     Diagnostic Products
                 Corporation                   17,925
       500     Lee Enterprises,
                 Incorporated                  17,925
     2,000     Silicon Storage
                 Technology, Inc.**            17,800
       500     Neurocrine Biosciences,
                 Inc.**                        17,745
       600     Techne Corporation**            17,724
       600     Fisher Scientific
                 International Inc.            17,400
       700     Dal-Tile International
                 Inc.**                        17,360
     1,000     InFocus Corporation**           17,360
       700     Alexander & Baldwin,
                 Inc.                          17,332
       500     Argosy Gaming Company**         17,225
       700     The Men's Wearhouse,
                 Inc.**                        17,192
       600     Edwards Lifesciences
                 Corporation**                 17,118
       800     Insight Enterprises,
                 Inc.**                        17,072
       500     NDCHealth Corporation           17,020
       400     Ball Corporation                16,916
     1,000     Andrew Corporation**            16,810
     1,000     The Dial Corporation            16,800
       700     Werner Enterprises,
                 Inc.                          16,576
       500     Mentor Corporation              16,500
       400     AnnTaylor Stores
                 Corporation**                 16,464
       800     STERIS Corporation**            16,416
       800     DQE, Inc.                       16,400
     4,000     Novell, Inc.**                  16,360
     1,000     Waypoint Financial
                 Corp.                         16,190
       700     Aztar Corporation**             16,065
       500     Mueller Industries,
                 Inc.**                        16,040

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 34.1%* (CONTINUED)
       500     Piedmont Natural Gas
                 Company, Inc.            $    16,005
       800     Plantronics, Inc.**             16,000
       800     Scios Inc.**                    15,992
       500     Electro Scientific
                 Industries, Inc.**            15,980
       300     Oshkosh Truck
                 Corporation                   15,780
       700     Selective Insurance
                 Group, Inc.                   15,659
       500     Neose Technologies,
                 Inc.**                        15,600
       600     Lincoln Electric
                 Holdings, Inc.                15,582
       800     Electronics for Imaging,
                 Inc.**                        15,520
       300     Accredo Health,
                 Incorporated**                15,495
       800     The South Financial
                 Group, Inc.                   15,400
       500     Renal Care Group, Inc.**        15,350
       500     Elantec Semiconductor,
                 Inc.**                        15,310
       300     Pulitzer Inc.                   15,297
       600     John Wiley & Sons,
                 Inc. - Class A                15,270
       600     Regis Corporation               15,228
       400     ADVO, Inc.**                    15,200
       800     Owens & Minor, Inc.             15,200
       800     Newport Corporation             15,128
       700     LTX Corporation**               15,120
       500     LandAmerica Financial
                 Group, Inc.                   14,985
     1,000     Intergraph Corporation**        14,910
     2,700     Stewart Enterprises,
                 Inc. - Class A**              14,904
       800     American Management
                 Systems,
                 Incorporated**                14,832
       400     Career Education
                 Corporation**                 14,796
       700     Belden Inc.                     14,791
       500     Dole Food Company, Inc.         14,765
       500     Respironics, Inc.**             14,700
       400     Cymer, Inc.**                   14,652
     1,000     J.D Edwards & Company**         14,650
       800     Price Communications
                 Corporation**                 14,640

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       500     Datascope Corp.            $    14,590
       300     Corus Bankshares, Inc.          14,505
       600     ADTRAN, Inc.**                  14,460
       500     K-V Pharmaceutical
                 Company - Class B**           14,450
       300     CEC Entertainment Inc.**        14,430
       700     WesBanco, Inc.                  14,350
     1,000     Kansas City Southern
                 Industries, Inc.**            14,340
       500     Jack in the Box Inc.**          14,225
       500     Coherent, Inc.**                14,190
       700     Tupperware Corporation          14,126
       300     Black Box Corporation**         14,100
       700     Dillard's Inc. - Class A        14,070
       500     CLARCOR Inc.                    14,060
       300     Roper Industries, Inc.          14,025
     1,000     Checkpoint Systems,
                 Inc.**                        14,000
       600     Southwest Gas
                 Corporation                   13,962
     1,300     Harmonic Inc.**                 13,832
     1,500     Key Energy Services,
                 Inc.**                        13,770
       500     Chittenden Corporation          13,725
       400     AmerUs Group Co.                13,672
       500     Atlantic Coast Airlines
                 Holdings, Inc.**              13,670
     1,200     ImmunoGen, Inc.**               13,668
     3,500     Ascential Software
                 Corporation**                 13,650
       400     The Cheesecake Factory
                 Incorporated**                13,644
       400     99 Cents Only Stores**          13,640
       500     Patina Oil & Gas
                 Corporation                   13,600
     1,800     Charming Shoppes, Inc.**        13,572
       400     Chico's FAS, Inc.**             13,536
       500     Modine Manufacturing
                 Company                       13,495
       300     Kronos Incorporated**           13,431
       200     Affiliated Managers
                 Group, Inc.**                 13,326
       500     Mid Atlantic Medical
                 Services, Inc.**              13,305
       700     Claire's Stores, Inc.           13,272
       300     ITT Educational
                 Services, Inc.                13,215
       500     Cousins Properties,
                 Inc.                          13,070
       500     IDEXX Laboratories,
                 Inc.**                        13,040
       300     Jefferies Group, Inc.           13,011

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 34.1%* (CONTINUED)
       600     Granite Construction
                 Incorporated             $    12,918
       600     Plexus Corp.**                  12,906
       200     Stericycle, Inc.**              12,902
       600     Blyth Inc.                      12,822
       400     SL Green Realty Corp.           12,768
       695     Enzo Biochem, Inc.**            12,635
       500     Community First
                 Bankshares, Inc.              12,630
       700     Tetra Tech, Inc.**              12,600
       500     Kaydon Corporation              12,490
       300     Cambrex Corporation             12,417
       400     Too Inc.**                      12,384
       400     Corn Products
                 International, Inc.           12,300
       200     Fair, Issac and Company,
                 Incorporated                  12,270
       400     Global Payments Inc.            12,228
       500     Florida East Coast
                 Industries, Inc.              12,190
       800     Cell Genesys, Inc.**            12,048
       200     BorgWarner, Inc.                12,030
       500     Carpenter Technology
                 Corporation                   12,020
       500     Georgia Gulf Corporation        12,005
       900     IMC Global Inc.                 11,970
       500     Pathmark Stores, Inc.**         11,880
       400     Charles River
                 Laboratories
                 International, Inc.**         11,864
     1,800     MPS Group, Inc.**               11,862
     1,200     Aeroflex Incorporated**         11,820
       700     Perot Systems
                 Corporation - Class
                 A**                           11,795
     1,000     Prime Hospitality
                 Corp.**                       11,710
       500     Gaylord Entertainment
                 Company**                     11,655
     1,200     Legato Systems, Inc.**          11,580
     1,300     Amylin Pharmaceuticals,
                 Inc.**                        11,557
       700     CommScope, Inc.**               11,550
       500     Coventry Health Care,
                 Inc.**                        11,530
       700     FileNET Corporation**           11,473
       300     Transkaryotic Therapies,
                 Inc.**                        11,466
       300     Trimeris, Inc.**                11,460

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       400     American Capital
                 Strategies, Ltd.         $    11,448
       500     Regeneron
                 Pharmaceuticals,
                 Inc.**                        11,355
       200     The Toro Company                11,340
       800     JLG Industries, Inc.            11,264
       300     Carlisle Companies
                 Incorporated                  11,250
       700     Keane, Inc.**                   11,200
       400     Flowserve Corporation**         11,192
       300     Delphi Financial Group,
                 Inc.                          11,157
       300     Brady Corporation               11,100
     1,400     REMEC, Inc.**                   10,948
       800     Nautica Enterprises,
                 Inc.**                        10,824
       600     The Titan Corporation**         10,800
       500     Apria Healthcare Group
                 Inc.**                        10,795
       400     Tom Brown, Inc.**               10,752
       300     IDEX Corporation                10,740
       400     Highwoods Properties,
                 Inc.                          10,716
       600     Covance Inc.**                  10,650
       600     Unisource Energy
                 Corporation                   10,644
       300     Triumph Group, Inc.**           10,620
     1,200     Champion Enterprises,
                 Inc.**                        10,596
       700     S1 Corporation**                10,549
       600     Avant! Corporation**            10,470
     3,700     Safeguard Scientifics,
                 Inc.**                        10,434
       700     Owens-Illinois, Inc.**          10,276
       400     Getty Images, Inc.**            10,272
       300     Varian Inc.**                   10,233
     1,100     Spherion Corporation**          10,230
       300     Varian Semiconductor
                 Equipment Associates,
                 Inc.**                        10,206
     1,000     Louisiana-Pacific
                 Corporation**                 10,090
       300     Invacare Corporation            10,062
     1,600     Chesapeake Energy
                 Corporation**                 10,032
       300     Banta Corporation               10,014
       259     General Electric Company         9,960
       500     C&D Technologies, Inc.           9,950
       700     Acuity Brands, Inc.              9,940
       300     O'Reilly Automotive,
                 Inc.**                         9,915
       300     LifePoint Hospitals,
                 Inc.**                         9,852
       600     Fleming Companies, Inc.          9,780

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 34.1%* (CONTINUED)
       700     CTS Corporation            $     9,730
       500     Nationwide Health
                 Properties, Inc.               9,685
     1,100     Iomega Corporation**             9,647
       300     Ionics, Incorporated**           9,633
       700     Borland Software
                 Corporation**                  9,611
       500     Thomas & Betts
                 Corporation                    9,550
       500     Sybron Dental
                 Specialities, Inc.**           9,495
       400     Albemarle Corporation            9,484
       300     The Corporate Executive
                 Board Company**                9,453
       400     Avocent Corporation**            9,424
       600     Credence Systems
                 Corporation**                  9,408
       300     Waste Connections,
                 Inc.**                         9,390
       400     Cognex Corporation**             9,244
       300     Arbitron Inc.**                  9,240
       300     Southwest Bancorporation
                 of Texas, Inc.**               9,225
       500     Helix Technology
                 Corporation                    9,210
       400     Cal Dive International,
                 Inc.**                         9,169
       500     ONEOK, Inc.                      9,120
     1,200     Input/Output, Inc.**             9,108
       600     Dycom Industries, Inc.**         9,090
       600     VISX, Incorporated**             9,018
       200     THQ Inc.**                       9,012
       300     Direct Focus, Inc.**             9,000
       800     Perrigo Company**                8,952
       400     Cell Therapeutics,
                 Inc.**                         8,836
       800     Incyte Genomics, Inc.**          8,792
       500     Macromedia, Inc.**               8,750
       200     Zale Corporation**               8,746
       500     efunds Corporation**             8,740
       300     R. H. Donnelley
                 Corporation**                  8,637
       300     Linens 'n Things, Inc.**         8,583
     1,300     LaQuinta Properties,
                 Inc.**                         8,580
       600     Pennzoil-Quaker State
                 Company                        8,460
     2,600     Touch America Holdings,
                 Inc.**                         8,450
       300     Province Healthcare
                 Company**                      8,439

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       300     Prentiss Properties
                 Trust                    $     8,430
     2,100     UnitedGlobalCom, Inc. -
                 Class A**                      8,400
       800     Longview Fibre Company**         8,360
       300     Vector Group Ltd.                8,352
     1,000     InterDigital
                 Communications
                 Corporation**                  8,350
       500     Immunomedics, Inc.**             8,305
     1,200     USEC Inc.                        8,256
       400     Hain Celestial Group,
                 Inc.**                         8,220
       600     Millenium Chemicals
                 Inc.                           8,190
       900     TriQuint Semiconductor,
                 Inc.**                         8,145
     1,000     US Oncology, Inc.**              8,100
       600     Microsemi Corporation**          8,094
       300     RARE Hospitality
                 International, Inc.**          8,067
       300     MKS Instruments, Inc.**          8,058
       800     PolyOne Corporation              8,000
       700     Lennox International
                 Inc.                           7,980
     1,200     AirTran Holdings, Inc.**         7,932
       200     CV Therapeutics, Inc.**          7,729
       200     Kennametal Inc.                  7,728
       500     Alpha Industries, Inc.**         7,705
       400     FelCor Lodging Trust
                 Inc.                           7,680
       900     HRPT Properties Trust            7,659
       600     Ventas, Inc.                     7,614
       300     Advanced Energy
                 Industries, Inc.**             7,530
       300     CryoLife, Inc.**                 7,500
     1,000     Liberate Technologies,
                 Inc.**                         7,410
       600     Pharmacopeia, Inc.**             7,410
       300     Information Holdings
                 Inc.**                         7,383
       300     Genesco Inc.**                   7,374
       300     Pacific Sunwear of
                 California, Inc.**             7,356
     1,000     Kopin Corporation**              7,320
       200     InterMune Inc.**                 7,262
       300     SOURCECORP,
                 Incorporated**                 7,110
       600     NYFIX, Inc.**                    7,098
       400     Stillwater Mining
                 Company**                      7,020
       600     Cable Design
                 Technologies
                 Corporation**                  6,960
       700     Corixa Corporation**             6,888
     1,000     Rambus Inc.**                    6,850

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 34.1%* (CONTINUED)
       800     Guilford Pharmaceuticals
                 Inc.**                   $     6,800
       500     Station Casinos, Inc.**          6,695
       200     UCBH Holdings, Inc.              6,658
       200     LNR Property Corporation         6,620
       500     Verity, Inc.**                   6,570
       500     Powerwave Technologies,
                 Inc.**                         6,515
       300     NetIQ Corporation**              6,510
       500     Trimble Navigation
                 Limited**                      6,500
       400     Gene Logic Inc.**                6,468
       300     PolyMedia Corporation**          6,372
       200     Raymond James Financial,
                 Inc.                           6,360
       700     Hooper Holmes, Inc.              6,293
       300     Noven Pharmaceuticals,
                 Inc.**                         6,273
       400     Aspen Technology, Inc.**         6,240
       200     Rogers Corporation**             6,200
       500     Advanced Digital
                 Information
                 Corporation**                  6,155
     1,400     Sapient Corporation**            6,146
       200     Hudson United Bancorp            6,140
     1,400     Inktomi Corp**                   6,118
       300     Terex Corporation**              6,114
       400     FuelCell Energy, Inc.**          6,104
       300     DSP Group, Inc.**                6,042
       300     Inverness Medical
                 Technology, Inc.**             6,033
     1,100     Mattson Technology,
                 Inc.**                         5,984
       300     First American
                 Corporation                    5,937
       400     Eclipsys Corporation**           5,920
       500     General Cable
                 Corporation                    5,900
     1,400     Parker Drilling
                 Company**                      5,894
       100     Woodward Governor
                 Company                        5,781
       200     FEI Company**                    5,730
       600     ANADIGICS, Inc.**                5,682
       300     Delta and Pine Land
                 Company                        5,682
       400     HNC Software Inc.**              5,632
       100     NACCO Industries, Inc. -
                 Class A                        5,627
       300     Quicksilver, Inc.**              5,538
       200     The Macerich Company             5,470

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       300     Tularik Inc.**             $     5,400
     1,000     Bio-Technology General
                 Corp.**                        5,300
       900     Beverly Enterprises,
                 Inc.**                         5,274
       200     Reliance Steel &
                 Aluminum Co.                   5,200
     1,600     Grey Wolf, Inc.**                5,184
       400     SonicWALL, Inc.**                5,176
       200     Anixter International
                 Inc.**                         5,174
       300     webMethods, Inc.**               5,160
       300     Tweeter Home
                 Entertainment Group,
                 Inc.**                         5,100
     1,800     Read-Rite Corporation**          5,094
       300     WMS Industries Inc.**            5,091
       200     Veeco Instruments Inc.**         5,002
       400     Netegrity, Inc.**                4,936
       300     MeriStar Hospitality
                 Corporation                    4,857
       600     E.piphany, Inc.**                4,770
       300     Echelon Corporation**            4,770
       300     ViroPharma
                 Incorporated**                 4,710
       200     CIMA Labs Inc.**                 4,594
     1,600     TranSwitch Corporation**         4,592
       300     ILEX Oncology, Inc.**            4,479
       300     Wellman, Inc.                    4,380
       600     Unifi, Inc.**                    4,368
       600     American Superconductor
                 Corporation**                  4,260
       300     Cubist Pharmaceuticals,
                 Inc.**                         4,227
       300     ArthroCare Corporation**         4,185
       300     Veritas DGC Inc.**               4,143
       300     Tanox, Inc.**                    4,134
       400     Entegris Inc.**                  4,128
     1,600     MRV Communications,
                 Inc.**                         4,016
       100     Education Management
                 Corporation**                  3,958
       400     Ddi Corp.**                      3,816
       200     Wallace Computer
                 Services, Inc.                 3,736
       300     Maxygen Inc.**                   3,735
       326     GlobeSpan, Inc.**                3,654
     2,700     InfoSpace, Inc.**                3,645
       900     Priceline.com,
                 Incorporated**                 3,600
       900     Pegasus Communications
                 Corporation**                  3,591

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 34.1%* (CONTINUED)
       400     Bruker Daltonics, Inc.**   $     3,580
     2,100     Commerce One, Inc.**             3,528
       500     Korn/Ferry
                 International**                3,500
       100     AstroPower, Inc.**               3,486
       100     AptarGroup, Inc.                 3,460
       500     MIPS Technologies,
                 Inc. - Class A**               3,415
       300     MatrixOne, Inc.**                3,396
       300     Exelixis, Inc.**                 3,390
       200     Symyx Technologies**             3,340
       800     Sirius Satellite Radio
                 Inc.**                         3,312
       300     UCAR International
                 Inc.**                         3,231
       300     Diversa Corporation**            3,213
       100     Mercury Computer
                 Systems, Inc.**                3,206
       300     Vintage Petroleum, Inc.          3,150
       200     PAREXEL International
                 Corporation**                  3,048
       200     Stellent, Inc.**                 2,998
       400     Pharmacyclics, Inc.**            2,879
       400     Titan Pharmaceuticals,
                 Inc.**                         2,600
       200     Adolor Corporation**             2,564
       700     Alamosa Holdings, Inc.**         2,562
       300     Ixia**                           2,370
       400     I-many, Inc.**                   2,312
       300     BE Aerospace, Inc.**             2,292
       200     Wausau-Mosinee Paper
                 Corporation                    2,278
       100     Metro One
                 Telecommunications,
                 Inc.**                         2,235
       200     AsiaInfo Holdings,
                 Inc.**                         2,220
       600     Stratos Lightwave,
                 Inc.**                         2,220
       200     Pixelworks, Inc.**               2,102
       100     Biosite Incorporated**           2,084
       900     Encompass Services
                 Corporation**                  2,007
       100     Swift Energy Company**           1,804
       400     PRAECIS Pharmaceuticals
                 Incorporated**                 1,800

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       100     Factory 2-U Stores
                 Inc.**                   $     1,718
       400     Active Power, Inc.**             1,592
       100     Stewart & Stevenson
                 Services, Inc.                 1,553
       200     EMCORE Corporation**             1,524
       175     National Service
                 Industries, Inc.               1,348
       400     SBA Communications
                 Corporation**                    960
       200     Leap Wireless
                 International, Inc.**            942
       700     Spectrasite Holdings,
                 Inc.**                           896
     1,200     Covanta Energy
                 Corporation**                    768
        65     Five Star Quality Care,
                 Inc.**                           539
         8     Kindred Healthcare,
                 Inc.**                           320
       210     Ladenburg Thalmann
                 Financial Services
                 Inc.**                           147
                                          -----------

               TOTAL COMMON STOCKS
                 (Cost $5,650,350)          6,373,828
                                          -----------
---------------------------------------------------------
FACE AMOUNT                                    VALUE
---------------------------------------------------------
                       U.S. TREASURY OBLIGATIONS - 70.8%*
$13,269,410    U.S. Treasury Bill
                 1.73%, 04/04/2002         13,247,977
                                          -----------

               TOTAL U.S. TREASURY
                 OBLIGATIONS
                 (Cost $13,247,977)        13,247,977
                                          -----------

               TOTAL INVESTMENTS - 104.9%*
                 (Cost $18,898,328)       $19,621,805
                                          ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 28, 2002 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED

   73        Russell 2000 Index Futures
               Contracts Expiring March
               2002 (Underlying Face
               Amount at Market Value
               $17,134,925)                   $(39,028)
                                              ========

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 U.S. TREASURY OBLIGATIONS - 90.7%*

$31,295,772   U.S. Treasury Bill 1.73%,
                04/04/2002                $31,245,229
                                          -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $31,245,229)         31,245,229
                                          -----------

              TOTAL INVESTMENTS - 90.7%*
                (Cost $31,245,229)        $31,245,229
                                          ===========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------

1,000     iShares Trust Russell 2000          $93,200
                                              -------

          TOTAL SECURITIES SOLD SHORT
            (Proceeds $100,774)               $93,200
                                              =======

                              SMALL CAP/SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS
                         FEBRUARY 28, 2002 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
  SHORT FUTURES CONTRACTS

   140       Russell 2000 Index Futures
               Contracts Expiring March
               2002 (Underlying Face
               Amount at Market Value
               $32,861,500)                  $(376,355)
                                             =========

                     See notes to the financial statements.

                               INTERNET PLUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2002 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 122.4%*

    864    eBay Inc.**                        $ 44,971
 10,000    Internet Infrastructure HOLDRs
             Trust                              44,000
  2,818    Yahoo! Inc.**                        40,748
  3,123    BEA Systems, Inc.**                  39,693
  1,314    Check Point Software
             Technologies Ltd.**                36,687
  1,391    VeriSign, Inc.**                     33,008
  1,000    Internet HOLDRs Trust                28,360
  1,963    Amazon.com, Inc.**                   27,678
  2,333    E*TRADE Group, Inc.**                18,897
    662    TMP Worldwide Inc.**                 18,483
  2,280    WebMD Corporation**                  17,898
  2,333    i2 Technologies, Inc.**              12,715
    997    DoubleClick Inc.**                   10,738
    311    Overture Services, Inc.               9,411
  1,036    EarthLink, Inc.**                     9,293
    636    CheckFree Corp.**                     8,872
  1,895    Ariba, Inc.**                         8,395
    461    Macromedia, Inc.**                    8,068
    142    Expedia, Inc. - Class A**             7,938
    311    Internet Security Systems,
             Inc.**                              7,374
    369    webMethods, Inc.**                    6,347
    291    FreeMarkets, Inc.**                   5,657
    524    TIBCO Software Inc.**                 5,528
  1,945    Vignette Corporation**                5,446
  1,023    Ameritrade Holding
             Corporation**                       5,422
    827    Interwoven, Inc.**                    5,185
  1,123    Inktomi Corporation**                 4,908

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
    838    RealNetworks, Inc.**               $  4,567
    923    CNET Networks, Inc.**                 4,393
  2,264    Commerce One, Inc.**                  3,804
  1,825    BroadVision, Inc.**                   3,486
    344    Agile Software Corporation            3,457
    134    Ticketmaster**                        3,216
  2,173    CMGI Inc.**                           3,194
    665    Priceline.com Incorporated**          2,660
  1,897    InfoSpace, Inc.**                     2,561
    688    Akamai Technologies, Inc.**           2,140
  1,004    Portal Software, Inc.**               1,536
  1,799    Internet Capital Group, Inc.**        1,385
    435    Art Technology Group, Inc.**          1,070
    851    HomeStore.com, Inc.**                 1,038
     31    Expedia, Inc. - Warrant**               806
    564    VerticalNet, Inc.**                     457
 10,922    Exodus Communications, Inc.**           306
 38,925    At Home Corporation - Series
             A**                                   206
    480    PSINet, Inc.**                            9
                                              --------

           TOTAL COMMON STOCKS
             (Cost $524,076)                   512,011
                                              --------

           TOTAL INVESTMENTS - 122.4%*
             (Cost $524,076)                  $512,011
                                              ========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                              INTERNET/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 U.S. TREASURY OBLIGATIONS - 45.7%*

$2,754,028    U.S. Treasury Bill 1.73%,
                04/04/2002                 $2,749,580
                                           ----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $2,749,580)           2,749,580
                                           ----------

              TOTAL INVESTMENTS - 45.7%*
                (Cost $2,749,580)          $2,749,580
                                           ==========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                              INTERNET/SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                         FEBRUARY 28, 2002 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
 10,035    eBay Inc.                        $  522,322
 41,009    BEA Systems, Inc.                   521,224
 35,428    Yahoo! Inc.                         512,289
 16,984    Check Point Software
             Technologies Ltd.                 474,193
 18,461    VeriSign, Inc.                      438,079
 24,505    Amazon.com, Inc.                    345,520
 10,000    Internet HOLDRs Trust               283,600
 29,171    E*TRADE Group, Inc.                 236,285
  8,192    TMP Worldwide Inc.                  228,721
 28,255    WebMD Corporation                   221,802
 30,201    i2 Technologies, Inc.               164,595
 35,000    Internet Infrastructure
             HOLDRs Trust                      154,000
 12,539    DoubleClick Inc.                    135,045
  3,966    Overture Services, Inc.             120,011
 13,360    EarthLink, Inc.                     119,839
  7,973    CheckFree Corp.                     111,223
 24,564    Ariba, Inc.                         108,818
  5,895    Macromedia, Inc.                    103,162
  1,799    Expedia, Inc. - Class A             100,564
  4,241    Internet Security Systems,
             Inc.                              100,554
  4,500    webMethods, Inc.                     77,400
  3,881    FreeMarkets, Inc.                    75,447
 11,106    Interwoven, Inc.                     69,635
  6,519    TIBCO Software, Inc.                 68,775
 24,120    Vignette Corporation                 67,536

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
 12,509    Ameritrade Holding
             Corporation                    $   66,298
 14,062    Inktomi Corporation                  61,451
 10,693    RealNetworks, Inc.                   58,277
 11,973    CNET Networks, Inc.                  56,991
 30,292    Commerce One, Inc.                   50,891
  4,615    Agile Software Corporation           46,381
 23,292    BroadVision, Inc.                    44,488
  1,632    Ticketmaster                         39,168
 24,839    CMGI Inc.                            36,513
  8,941    Priceline.com Incorporated           35,764
 26,189    InfoSpace, Inc.                      35,355
  8,823    Akamai Technologies, Inc.            27,440
 13,907    Portal Software, Inc.                21,278
  5,920    Art Technology Group, Inc.           14,563
 15,853    Internet Capital Group, Inc.         12,207
  7,107    HomeStore.com, Inc.                   8,671
  7,184    VerticalNet, Inc.                     5,819
    211    Expedia, Inc. - Warrant               5,491
 31,807    Exodus Communications, Inc.             891
    844    NextCard, Inc.                           51
  6,769    At Home Corporation - Series
             A                                      36
    600    Usinternetworking, Inc.                  11
                                            ----------

           TOTAL SECURITIES SOLD SHORT
             (Proceeds $8,631,299)          $5,988,674
                                            ==========

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2002 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
 COMMON STOCKS - 94.9%*

20,400    Minnesota Mining and
            Manufacturing Company (3M)     $ 2,405,772
20,400    International Business
            Machines Corporation (IBM)       2,001,648
20,400    The Proctor & Gamble Company       1,729,716
20,400    United Technologies
            Corporation                      1,488,180
20,400    Wal-Mart Stores, Inc.              1,265,004
20,400    Merck & Co., Inc.                  1,251,132
20,400    Johnson & Johnson                  1,242,360
20,400    Microsoft Corporation**            1,190,136
20,400    Caterpillar Inc.                   1,132,404
20,400    General Motors Corporation         1,080,792
20,400    Philip Morris Companies Inc.       1,074,264
20,400    The Home Depot, Inc.               1,020,000
20,400    The Coca-Cola Company                966,756
20,400    E.I. du Pont de Nemours and
            Company                            955,536
20,400    The Boeing Company                   937,584
20,400    Citigroup Inc.                       923,100
20,400    International Paper Company          892,500
20,400    Exxon Mobil Corporation              842,520

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
20,400    General Electric Company         $   785,400
20,400    Honeywell International Inc.         777,648
20,400    SBC Communications Inc.              771,936
20,400    Alcoa Inc.                           766,428
20,400    American Express Company             743,580
20,400    Eastman Kodak Company                642,600
20,400    J.P. Morgan Chase & Co.              596,700
20,400    Intel Corporation                    582,420
20,400    McDonald's Corporation               532,440
20,400    The Walt Disney Company              469,200
20,400    Hewlett-Packard Company              410,448
20,400    AT&T Corp.                           317,016
                                           -----------

          TOTAL COMMON STOCKS
            (Cost $27,403,907)              29,795,220
                                           -----------

          TOTAL INVESTMENTS - 94.9%*
            (Cost $27,403,907)             $29,795,220
                                           ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                         FEBRUARY 28, 2002 (UNAUDITED)

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
   91        Dow Jones Industrial
               Average Index Futures
               Contracts Expiring March
               2002 (Underlying Face
               Amount at Market Value
               $9,191,000)                  $   100,180
                                            ===========

                     See notes to the financial statements.

                       U.S. GOVERNMENT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2002 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 U.S. TREASURY OBLIGATIONS - 91.5%*

$90,882,922   U.S. Treasury Bill 1.73%,
                04/04/2002                $90,736,146
                                          -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $90,736,146)         90,736,146
                                          -----------

              TOTAL INVESTMENTS - 91.5%*
                (Cost $90,736,146)        $90,736,146
                                          ===========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2002

POTOMAC FUNDS                                              U.S. PLUS     U.S./SHORT      OTC PLUS
                                                              FUND          FUND           FUND
                                                          ------------   -----------   ------------
ASSETS:
Investments, at market value (Note 2)...................  $ 14,745,443   $ 6,249,046   $ 23,279,140
Cash....................................................        90,566       542,257         52,602
Receivable for investments sold.........................     4,445,033            --             --
Receivable for Fund shares sold.........................        29,892        25,000          2,611
Receivable from Investment Advisor......................         8,942            --         12,008
Receivable from broker..................................            --        15,750             --
Deposit at broker.......................................       693,000     6,160,311        825,000
Dividends and interest receivable.......................        15,584            --          3,098
Organization costs, net of accumulated amortization
  (Note 1)..............................................         1,987         2,141          1,987
Other assets............................................        34,169        23,424         25,454
                                                          ------------   -----------   ------------
    Total Assets........................................    20,064,616    13,017,929     24,201,900
                                                          ------------   -----------   ------------
LIABILITIES:
Securities sold short, at value (Proceeds of $0,
  $4,480,326, $0).......................................            --     4,546,035             --
Payable for Fund shares redeemed........................     5,646,860           291         70,755
Payable to Investment Advisor...........................            --           617             --
Payable to broker.......................................        49,563            --        115,254
Accrued expenses and other liabilities..................        37,039        18,758         56,915
                                                          ------------   -----------   ------------
    Total Liabilities...................................     5,733,462     4,565,701        242,924
                                                          ------------   -----------   ------------
NET ASSETS..............................................  $ 14,331,154   $ 8,452,228   $ 23,958,976
                                                          ============   ===========   ============
NET ASSETS CONSIST OF:
Capital stock...........................................  $ 35,107,141   $12,115,865   $109,780,399
Accumulated undistributed net investment income
  (loss)................................................        (7,844)      (49,533)      (259,872)
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, written
  option contracts expired or closed, and futures.......   (20,627,202)   (3,497,207)   (92,993,394)
Net unrealized appreciation (depreciation) on:
  Investments...........................................      (188,056)           --      8,447,601
  Short positions.......................................            --       (65,709)            --
  Futures...............................................        47,115       (51,188)    (1,015,758)
                                                          ------------   -----------   ------------
    Total Net Assets....................................  $ 14,331,154   $ 8,452,228   $ 23,958,976
                                                          ============   ===========   ============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $ 13,649,673   $ 6,366,973   $ 23,205,366
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................     1,380,103       171,812      2,266,199
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $       9.89   $     37.06   $      10.24
                                                          ============   ===========   ============
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR
  CLASS:
Net assets..............................................  $         49   $ 2,085,255   $    199,958
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................             5        56,273         19,696
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $       9.74*  $     37.06   $      10.15
                                                          ============   ===========   ============
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets..............................................  $    681,432                 $    553,652
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................        70,156                       54,540
Net Asset Value, Redemption Price** and Offering Price
  Per Share.............................................  $       9.71                 $      10.15
                                                          ============                 ============
Cost of Investments.....................................  $ 14,933,499   $ 6,249,046   $ 14,831,539
                                                          ============   ===========   ============

 * Net Asset Value does not recalculate due to fractional shares outstanding. ** Redemption price varies based on the length of time investment is held.

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2002

POTOMAC FUNDS                                              OTC/SHORT      SMALL CAP PLUS    SMALL CAP/SHORT
                                                              FUND             FUND              FUND
                                                          ------------    --------------    ---------------
ASSETS:
Investments, at market value (Note 2)...................  $ 24,246,298     $ 19,621,805       $31,245,229
Cash....................................................       523,074          297,948           540,504
Receivable for investments sold.........................       999,024               --                --
Receivable for Fund shares sold.........................     2,766,063           20,594         2,041,903
Receivable from Investment Advisor......................         1,563            8,996                --
Receivable from broker..................................        31,528               --           271,532
Deposit at broker.......................................    54,022,884        1,496,400         2,496,904
Dividends and interest receivable.......................            --            7,508                --
Organization costs, net of accumulated amortization
  (Note 1)..............................................         1,953               --                --
Other assets............................................        14,143           45,630            13,266
                                                          ------------     ------------       -----------
    Total Assets........................................    82,606,530       21,498,881        36,609,338
                                                          ------------     ------------       -----------
LIABILITIES:
Securities sold short, at value (Proceeds of
  $41,855,103, $0, $100,774)............................    38,815,614               --            93,200
Payable for Fund shares redeemed........................       198,954        2,553,004         1,967,122
Payable to Investment Advisor...........................            --               --            50,663
Payable to broker.......................................            --          186,659                --
Accrued expenses and other liabilities..................        15,546           58,848            60,098
                                                          ------------     ------------       -----------
    Total Liabilities...................................    39,030,114        2,798,511         2,171,083
                                                          ------------     ------------       -----------
NET ASSETS..............................................  $ 43,576,416     $ 18,700,370       $34,438,255
                                                          ============     ============       ===========
NET ASSETS CONSIST OF:
Capital stock...........................................  $ 60,568,323     $ 41,650,913       $43,203,785
Accumulated undistributed net investment income
  (loss)................................................       (16,259)          (6,721)          (26,749)
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, written
  option contracts expired or closed, and futures.......   (20,160,001)     (23,628,271)       (8,370,000)
Net unrealized appreciation (depreciation) on:
  Investments...........................................            --          723,477                --
  Short positions.......................................     3,039,489               --             7,574
  Futures...............................................       144,864          (39,028)         (376,355)
                                                          ------------     ------------       -----------
    Total Net Assets....................................  $ 43,576,416     $ 18,700,370       $34,438,255
                                                          ============     ============       ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $ 43,576,416     $ 18,506,196       $34,438,255
Shares outstanding
(unlimited shares of beneficial interest authorized, no
par value)..............................................     2,874,272        1,772,629           770,717
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      15.16     $      10.44       $     44.68
                                                          ============     ============       ===========
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR
  CLASS:
Net assets..............................................                   $     35,498
Shares outstanding
(unlimited shares of beneficial interest authorized, no
par value)..............................................                          3,409
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................                   $      10.41
                                                                           ============
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets..............................................                   $    158,676
Shares outstanding
(unlimited shares of beneficial interest authorized, no
par value)..............................................                         15,195
Net Asset Value, Redemption Price** and Offering Price
  Per Share.............................................                   $      10.44
                                                                           ============
Cost of Investments.....................................  $ 24,246,298     $ 18,898,328       $31,245,229
                                                          ============     ============       ===========

** Redemption price varies based on the length of time investment is held.

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2002

                                                                                                          U.S. GOVERNMENT
POTOMAC FUNDS                                             INTERNET PLUS   INTERNET/SHORT   DOW 30 PLUS     MONEY MARKET
                                                              FUND             FUND            FUND            FUND
                                                          -------------   --------------   ------------   ---------------
ASSETS:
Investments, at market value (Note 2)...................  $    512,011     $ 2,749,580     $29,795,220      $90,736,146
Cash....................................................            --         169,464              --           46,916
Receivable for investments sold.........................            --       1,060,242         113,716               --
Receivable for Fund shares sold.........................        20,000         307,000       3,911,785        8,590,173
Receivable from Investment Advisor......................         1,531              --              --           37,336
Receivable from broker..................................            --          12,728              --               --
Deposit at broker.......................................            --       7,941,042         165,000               --
Dividends and interest receivable.......................            --              --          53,756               --
Organization costs, net of accumulated amortization
  (Note 1)..............................................            --              --              --            1,987
Other assets............................................        26,275          14,319          41,753           34,266
                                                          ------------     -----------     ------------     -----------
    Total Assets........................................       559,817      12,254,375      34,081,230       99,446,824
                                                          ------------     -----------     ------------     -----------
LIABILITIES:
Securities sold short, at value (Proceeds of $0,
  $8,631,299, $0, $0)...................................            --       5,988,674              --               --
Payable for investments purchased.......................            --              --       1,022,875               --
Payable for Fund shares redeemed........................           455         239,555           5,510           76,157
Payable to Investment Advisor...........................            --           2,483          17,948               --
Payable to Custodian....................................       127,472              --       1,553,759               --
Payable to broker.......................................            --              --          22,162               --
Dividends payable.......................................            --              --              --              588
Accrued expenses and other liabilities..................        13,614          12,412          61,718          149,070
                                                          ------------     -----------     ------------     -----------
    Total Liabilities...................................       141,541       6,243,124       2,683,972          225,815
                                                          ------------     -----------     ------------     -----------
NET ASSETS..............................................  $    418,276     $ 6,011,251     $31,397,258      $99,221,009
                                                          ============     ===========     ============     ===========
NET ASSETS CONSIST OF:
Capital stock...........................................  $ 12,052,222     $ 7,674,795     $39,181,844      $99,221,009
Accumulated undistributed net investment income
  (loss)................................................       (27,482)        (23,539)         15,892               --
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, written
  option contracts expired or closed, and futures.......   (11,594,399)     (4,282,630)    (10,291,971)              --
Net unrealized appreciation (depreciation) on:
  Investments...........................................       (12,065)             --       2,391,313               --
  Short positions.......................................            --       2,642,625              --               --
  Futures...............................................            --              --         100,180               --
                                                          ------------     -----------     ------------     -----------
    Total Net Assets....................................  $    418,276     $ 6,011,251     $31,397,258      $99,221,009
                                                          ============     ===========     ============     ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $    399,549     $ 6,011,251     $21,418,576      $73,560,797
Shares outstanding
(unlimited shares of beneficial interest authorized, no
par value)..............................................        20,481          65,234       2,741,100       73,560,797
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      19.51     $     92.15     $      7.81      $      1.00
                                                          ============     ===========     ============     ===========
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR
  CLASS:
Net assets..............................................  $     18,727                     $ 9,511,845      $ 7,063,983
Shares outstanding
(unlimited shares of beneficial interest authorized, no
par value)..............................................           950                       1,231,224        7,063,983
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      19.70*                    $      7.73      $      1.00
                                                          ============                     ============     ===========
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets..............................................                                   $   466,837      $18,596,229
Shares outstanding
(unlimited shares of beneficial interest authorized, no
par value)..............................................                                        60,444       18,596,229
Net Asset Value, Redemption Price** and Offering Price
  Per Share.............................................                                   $      7.72      $      1.00
                                                                                           ============     ===========
Cost of Investments.....................................  $    524,076     $ 2,749,580     $27,403,907      $90,736,146
                                                          ============     ===========     ============     ===========

 * Net Asset Value does not recalculate due to fractional shares outstanding. ** Redemption price varies based on the length of time investment is held.

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2002

POTOMAC FUNDS                                             U.S. PLUS   U.S./SHORT    OTC PLUS
                                                            FUND         FUND         FUND
                                                          ---------   ----------   -----------
INVESTMENT INCOME:
Dividend income (net of withholding tax of $9 for the
  U.S. Plus Fund).......................................  $ 149,661   $      --    $    10,215
Interest income.........................................     15,513      68,152          8,911
                                                          ---------   ---------    -----------
    Total investment income.............................    165,174      68,152         19,126
                                                          ---------   ---------    -----------
EXPENSES:
Investment advisory fees................................     78,147      36,450        129,283
Distribution expenses - Investor Class..................         --          --         24,866
Distribution expenses - Advisor Class...................      4,955       7,900          2,073
Distribution expenses - Broker Class....................      3,161          --          2,750
Administration fees.....................................     11,323       6,063         16,413
Shareholder servicing fees..............................      8,347       3,336         13,925
Fund accounting fees....................................     16,152       7,954         24,384
Custody fees............................................      3,667       1,439          6,055
Federal and state registration..........................     23,334      24,777         22,274
Professional fees.......................................     15,590       6,994         22,480
Amortization of organizational expenses.................      1,548       1,548          1,548
Reports to shareholders.................................     15,984       2,425         10,222
Directors' fees and expenses............................      1,328         520          2,192
Other...................................................      1,192         375          1,582
                                                          ---------   ---------    -----------
    Total expenses before waiver and reimbursement of
      expenses and dividends on short positions.........    184,728      99,781        280,047
    Less: Waiver of expenses and reimbursement from
      Advisor...........................................    (11,710)    (19,878)        (1,049)
                                                          ---------   ---------    -----------
    Net expenses before dividends on short positions....    173,018      79,903        278,998
    Dividends on short positions........................         --      37,651             --
                                                          ---------   ---------    -----------
    Total expenses......................................    173,018     117,554        278,998
                                                          ---------   ---------    -----------
NET INVESTMENT INCOME (LOSS)............................     (7,844)    (49,402)      (259,872)
                                                          ---------   ---------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...........................................    381,819          --        565,252
  Short positions.......................................         --     566,028             --
  Futures...............................................   (231,447)    194,932     (1,679,909)
                                                          ---------   ---------    -----------
                                                            150,372     760,960     (1,114,657)
                                                          ---------   ---------    -----------
Change in unrealized appreciation (depreciation) on:
  Investments...........................................    102,224          --     (3,179,525)
  Short positions.......................................         --    (219,760)            --
  Futures...............................................    217,643    (113,556)      (352,406)
                                                          ---------   ---------    -----------
                                                            319,867    (333,316)    (3,531,931)
                                                          ---------   ---------    -----------
    Net realized and unrealized gain (loss) on
      investments.......................................    470,239     427,644     (4,646,588)
                                                          ---------   ---------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $ 462,395   $ 378,242    $(4,906,460)
                                                          =========   =========    ===========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2002

POTOMAC FUNDS                                             OTC/SHORT    SMALL CAP PLUS   SMALL CAP/SHORT
                                                             FUND           FUND             FUND
                                                          ----------   --------------   ---------------
INVESTMENT INCOME:
Dividend income.........................................  $      --     $   136,873       $        --
Interest income.........................................     36,143          96,643           446,398
                                                          ----------    -----------       -----------
    Total investment income.............................     36,143         233,516           446,398
                                                          ----------    -----------       -----------
EXPENSES:
Investment advisory fees................................     25,366         102,907           182,066
Distribution expenses - Investor Class..................         --          12,307            58,000
Distribution expenses - Advisor Class...................         --           4,672                --
Distribution expenses - Broker Class....................         --           8,262                --
Administration fees.....................................      4,649          13,699            17,892
Shareholder servicing fees..............................      2,201          10,684            16,011
Fund accounting fees....................................      5,976          19,994            27,393
Custody fees............................................      1,006           4,785             7,218
Federal and state registration..........................     16,940          36,265            13,196
Professional fees.......................................      5,658          15,340            24,092
Amortization of organizational expenses.................      1,548              --                --
Reports to shareholders.................................      1,701           8,073            12,185
Directors' fees and expenses............................        365           1,731             2,613
Other...................................................        263           1,249             1,885
                                                          ----------    -----------       -----------
    Total expenses before waiver and reimbursement of
      expenses and dividends on short positions.........     65,673         239,968           362,551
    Less: Waiver of expenses and reimbursement from
      Advisor...........................................    (15,012)           (315)               --
                                                          ----------    -----------       -----------
    Net expenses before dividends on short positions....     50,661         239,653           362,551
    Dividends on short positions........................      1,655              --               564
                                                          ----------    -----------       -----------
    Total expenses......................................     52,316         239,653           363,115
                                                          ----------    -----------       -----------
NET INVESTMENT INCOME (LOSS)............................    (16,173)         (6,137)           83,283
                                                          ----------    -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...........................................         --      (2,585,961)               --
  Short positions.......................................    (30,835)             --                --
  Futures...............................................   (518,008)       (718,081)       (6,441,885)
                                                          ----------    -----------       -----------
                                                           (548,843)     (3,304,042)       (6,441,885)
                                                          ----------    -----------       -----------
Change in unrealized appreciation (depreciation) on:
  Investments...........................................         --         463,451                --
  Short positions.......................................    926,675              --               690
  Futures...............................................    132,773          37,844          (765,958)
                                                          ----------    -----------       -----------
                                                          1,059,448         501,295          (765,268)
                                                          ----------    -----------       -----------
    Net realized and unrealized gain (loss) on
      investments.......................................    510,605      (2,802,747)       (7,207,153)
                                                          ----------    -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $ 494,432     $(2,808,884)      $(7,123,870)
                                                          ==========    ===========       ===========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2002

                                                                                                         U.S. GOVERNMENT
POTOMAC FUNDS                                             INTERNET PLUS   INTERNET/SHORT   DOW 30 PLUS    MONEY MARKET
                                                              FUND             FUND           FUND            FUND
                                                          -------------   --------------   -----------   ---------------
INVESTMENT INCOME:
Dividend income.........................................   $       --       $      --      $  190,862       $     --
Interest income.........................................        1,575          16,039          10,303        954,014
                                                           ----------       ---------      -----------      --------
    Total investment income.............................        1,575          16,039         201,165        954,014
                                                           ----------       ---------      -----------      --------
EXPENSES:
Investment advisory fees................................       13,399          19,724          79,709        210,394
Distribution expenses - Advisor Class...................          814              --          15,871         69,135
Distribution expenses - Broker Class....................           --              --           1,189         78,773
Administration fees.....................................        4,329           4,159          11,521         35,208
Shareholder servicing fees..............................        1,428           1,841           8,387         33,939
Fund accounting fees....................................        5,149           5,183          16,472         54,780
Custody fees............................................          623             776           3,761         14,874
Federal and state registration..........................       17,706          10,142          24,631         28,739
Licensing fees..........................................        3,104           3,104           9,928             --
Professional fees.......................................        4,789           5,034          15,053         50,450
Amortization of organizational expenses.................           --              --              --          1,548
Reports to shareholders.................................        1,052           1,313           6,350         25,100
Directors' fees and expenses............................          226             282           1,362          5,382
Other...................................................          163             268             982          3,884
                                                           ----------       ---------      -----------      --------
    Total expenses before waiver and reimbursement of
      expenses and dividends on short positions.........       52,782          51,826         195,216        612,206
    Less: Waiver of expenses and reimbursement from
      Advisor...........................................      (23,725)        (13,625)        (10,014)       (65,692)
                                                           ----------       ---------      -----------      --------
    Net expenses before dividends on short positions....       29,057          38,201         185,202        546,514
    Dividends on short positions........................           --           1,374              --             --
                                                           ----------       ---------      -----------      --------
    Total expenses......................................       29,057          39,575         185,202        546,514
                                                           ----------       ---------      -----------      --------
NET INVESTMENT INCOME (LOSS)............................      (27,482)        (23,536)         15,963        407,500
                                                           ----------       ---------      -----------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...........................................    1,140,744              --      (1,278,277)            --
  Short positions.......................................      (15,608)       (134,443)             --             --
  Futures...............................................      (28,431)         22,355         (13,908)            --
                                                           ----------       ---------      -----------      --------
                                                            1,096,705        (112,088)     (1,292,185)            --
                                                           ----------       ---------      -----------      --------
Change in unrealized appreciation (depreciation) on:
  Investments...........................................      (39,939)             --       1,278,690             --
  Short positions.......................................           --         236,001              --             --
  Futures...............................................           --              --         366,947             --
                                                           ----------       ---------      -----------      --------
                                                              (39,939)        236,001       1,645,637             --
                                                           ----------       ---------      -----------      --------
    Net realized and unrealized gain (loss) on
      investments.......................................    1,056,766         123,913         353,452             --
                                                           ----------       ---------      -----------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................   $1,029,284       $ 100,377      $  369,415       $407,500
                                                           ==========       =========      ===========      ========

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2002

                                                                    U.S. PLUS FUND                        U.S./SHORT FUND
                                                          -----------------------------------   -----------------------------------
                                                          Six Months Ended                      Six Months Ended
POTOMAC FUNDS                                             February 28, 2002     Year Ended      February 28, 2002     Year Ended
                                                             (Unaudited)      August 31, 2001      (Unaudited)      August 31, 2001
                                                          -----------------   ---------------   -----------------   ---------------
OPERATIONS:
Net investment income (loss)............................    $      (7,844)     $     (81,045)     $    (49,402)      $     48,019
Net realized gain (loss) on investments sold, securities
  sold short, written option contracts expired or closed
  and futures...........................................          150,372        (15,011,500)          760,960            319,320
Change in unrealized appreciation (depreciation) on
  investments, short positions, written options and
  futures...............................................          319,867         (2,315,047)         (333,316)           235,592
                                                            -------------      -------------      ------------       ------------
    Net increase (decrease) in net assets resulting
      from operations...................................          462,395        (17,407,592)          378,242            602,931
                                                            -------------      -------------      ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................                                               (49,941)           (84,163)
Net realized gains......................................                                                    --                 --
                                                                                                  ------------       ------------
    Total distributions.................................                                               (49,941)           (84,163)
                                                                                                  ------------       ------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................      245,114,292        542,545,802        55,529,475         47,654,238
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --            49,177             82,556
Cost of shares redeemed.................................     (242,092,521)      (570,876,598)      (70,476,579)       (29,352,982)
                                                            -------------      -------------      ------------       ------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................        3,021,771        (28,330,796)      (14,897,927)        18,383,812
                                                            -------------      -------------      ------------       ------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................       38,371,797         21,862,691        60,247,156         17,569,663
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --                --                 --
Cost of shares redeemed.................................      (39,540,286)       (20,373,312)      (57,966,391)       (17,695,293)
                                                            -------------      -------------      ------------       ------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................       (1,168,489)         1,489,379         2,280,765           (125,630)
                                                            -------------      -------------      ------------       ------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................          414,593          1,630,681
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --
Cost of shares redeemed.................................         (240,048)        (1,006,408)
                                                            -------------      -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................          174,545            624,273
                                                            -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................        2,490,222        (43,624,736)      (12,288,861)        18,776,950
                                                            -------------      -------------      ------------       ------------
NET ASSETS:
Beginning of period.....................................       11,840,932         55,465,668        20,741,089          1,964,139
                                                            -------------      -------------      ------------       ------------
End of period...........................................    $  14,331,154      $  11,840,932      $  8,452,228       $ 20,741,089
                                                            =============      =============      ============       ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................    $      (7,844)     $          --      $    (49,533)      $     49,811
                                                            -------------      -------------      ------------       ------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2002

                                                                     OTC PLUS FUND                        OTC/SHORT FUND
                                                          -----------------------------------   -----------------------------------
                                                          Six Months Ended                      Six Months Ended
POTOMAC FUNDS                                             February 28, 2002     Year Ended      February 28, 2002     Year Ended
                                                             (Unaudited)      August 31, 2001      (Unaudited)      August 31, 2001
                                                          -----------------   ---------------   -----------------   ---------------
OPERATIONS:
Net investment income (loss)............................    $    (259,872)     $  (1,069,338)     $    (16,173)      $      99,837
Net realized gain (loss) on investments sold, securities
  sold short, written option contracts expired or closed
  and futures...........................................       (1,114,657)       (61,423,364)         (548,843)          1,296,908
Change in unrealized appreciation (depreciation) on
  investments, short positions, written options and
  futures...............................................       (3,531,931)       (78,408,957)        1,059,448           1,637,406
                                                            -------------      -------------      ------------       -------------
    Net increase (decrease) in net assets resulting
      from operations...................................       (4,906,460)      (140,901,659)          494,432           3,034,151
                                                            -------------      -------------      ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................                                               (36,513)           (196,488)
Net realized gains......................................                                                    --                  --
                                                                                                  ------------       -------------
    Total distributions.................................                                               (36,513)           (196,488)
                                                                                                  ------------       -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................      119,274,408        518,488,540        70,671,953          99,793,766
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --            25,527             191,997
Cost of shares redeemed.................................     (126,911,551)      (528,134,295)      (32,316,404)       (101,230,410)
                                                            -------------      -------------      ------------       -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................       (7,637,143)        (9,645,755)       38,381,076          (1,244,647)
                                                            -------------      -------------      ------------       -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................        6,775,095         29,816,900
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --
Cost of shares redeemed.................................       (6,686,114)       (30,092,922)
                                                            -------------      -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................           88,981           (276,022)
                                                            -------------      -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................          539,750            925,975
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --
Cost of shares redeemed.................................         (278,867)          (198,911)
                                                            -------------      -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................          260,883            727,064
                                                            -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................      (12,193,739)      (150,096,372)       38,838,995           1,593,016
                                                            -------------      -------------      ------------       -------------
NET ASSETS:
Beginning of period.....................................       36,152,715        186,249,087         4,737,421           3,144,405
                                                            -------------      -------------      ------------       -------------
End of period...........................................    $  23,958,976      $  36,152,715      $ 43,576,416       $   4,737,421
                                                            =============      =============      ============       =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................    $    (259,872)     $          --      $    (16,259)      $      36,427
                                                            -------------      -------------      ------------       -------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2002

                                                                  SMALL CAP PLUS FUND                  SMALL CAP/SHORT FUND
                                                          -----------------------------------   -----------------------------------
                                                          Six Months Ended                      Six Months Ended
POTOMAC FUNDS                                             February 28, 2002     Year Ended      February 28, 2002     Year Ended
                                                             (Unaudited)      August 31, 2001      (Unaudited)      August 31, 2001
                                                          -----------------   ---------------   -----------------   ---------------
OPERATIONS:
Net investment income (loss)............................    $     (6,137)      $     579,406      $     83,283       $    228,994
Net realized gain (loss) on investments sold, securities
  sold short, written option contracts expired or closed
  and futures...........................................      (3,304,042)        (10,703,493)       (6,441,885)          (372,372)
Change in unrealized appreciation (depreciation) on
  investments, short positions, written options and
  futures...............................................         501,295          (1,646,265)         (765,268)           396,492
                                                            ------------       -------------      ------------       ------------
    Net increase (decrease) in net assets resulting from
      operations........................................      (2,808,884)        (11,770,352)       (7,123,870)           253,114
                                                            ------------       -------------      ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................        (520,652)                             (269,999)          (259,607)
Net realized gains......................................              --                                    --                 --
                                                            ------------                          ------------       ------------
    Total distributions.................................        (520,652)                             (269,999)          (259,607)
                                                            ------------                          ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income...................................         (11,452)
Net realized gains......................................              --
                                                            ------------
    Total distributions.................................         (11,452)
                                                            ------------
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income...................................         (28,670)
Net realized gains......................................              --
                                                            ------------
    Total distributions.................................         (28,670)
                                                            ------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................     212,632,524         852,394,982       577,342,788        353,097,274
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................         482,054                  --           263,232            254,596
Cost of shares redeemed.................................    (197,818,939)       (869,941,799)     (566,341,576)      (322,814,666)
                                                            ------------       -------------      ------------       ------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      15,295,639         (17,546,817)       11,264,444         30,537,204
                                                            ------------       -------------      ------------       ------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................      20,171,392          99,082,015
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................           9,763                  --
Cost of shares redeemed.................................     (20,301,282)       (101,162,544)
                                                            ------------       -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................        (120,127)         (2,080,529)
                                                            ------------       -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................      82,193,909         287,884,800
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................             536                  --
Cost of shares redeemed.................................     (81,909,040)       (298,779,329)
                                                            ------------       -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................         285,405         (10,894,529)
                                                            ------------       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................      12,091,259         (42,292,227)        3,870,575         30,530,711
                                                            ------------       -------------      ------------       ------------
NET ASSETS:
Beginning of period.....................................       6,609,111          48,901,338        30,567,680             36,969
                                                            ------------       -------------      ------------       ------------
End of period...........................................    $ 18,700,370       $   6,609,111      $ 34,438,255       $ 30,567,680
                                                            ============       =============      ============       ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................    $     (6,721)      $     560,190      $    (26,749)      $    159,966
                                                            ------------       -------------      ------------       ------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2002

                                                                  INTERNET PLUS FUND                    INTERNET/SHORT FUND
                                                          -----------------------------------   -----------------------------------
                                                          Six Months Ended                      Six Months Ended
POTOMAC FUNDS                                             February 28, 2002     Year Ended      February 28, 2002     Year Ended
                                                             (Unaudited)      August 31, 2001      (Unaudited)      August 31, 2001
                                                          -----------------   ---------------   -----------------   ---------------
OPERATIONS:
Net investment income (loss)............................    $    (27,482)      $     (49,935)     $    (23,536)      $     37,289
Net realized gain (loss) on investments sold, securities
  sold short, written option contracts expired or closed
  and futures...........................................       1,096,705          (4,246,987)         (112,088)           (42,037)
Change in unrealized appreciation (depreciation) on
  investments, short positions, written options and
  futures...............................................         (39,939)         (2,262,606)          236,001          2,421,408
                                                            ------------       -------------      ------------       ------------
    Net increase (decrease) in net assets resulting from
      operations........................................       1,029,284          (6,559,528)          100,377          2,416,660
                                                            ------------       -------------      ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................                                                (6,157)                --
Net realized gains......................................                                              (149,996)          (326,205)
                                                                                                  ------------       ------------
    Total distributions.................................                                              (156,153)          (326,205)
                                                                                                  ------------       ------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................      88,340,830         108,207,638        23,451,653         25,286,376
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                  --           140,740            142,854
Cost of shares redeemed.................................     (89,420,300)       (111,652,281)      (23,342,869)       (22,682,716)
                                                            ------------       -------------      ------------       ------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      (1,079,470)         (3,444,643)          249,524          2,746,514
                                                            ------------       -------------      ------------       ------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................       8,514,499         117,549,256
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                  --
Cost of shares redeemed.................................      (8,364,654)       (120,663,751)
                                                            ------------       -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................         149,845          (3,114,495)
                                                            ------------       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................          99,659         (13,118,666)          193,748          4,836,969
                                                            ------------       -------------      ------------       ------------
NET ASSETS:
Beginning of period.....................................         318,617          13,437,283         5,817,503            980,534
                                                            ------------       -------------      ------------       ------------
End of period...........................................    $    418,276       $     318,617      $  6,011,251       $  5,817,503
                                                            ============       =============      ============       ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................    $    (27,482)      $          --      $    (23,539)      $     16,929
                                                            ------------       -------------      ------------       ------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2002

                                                                                                       U.S. GOVERNMENT MONEY
                                                                   DOW 30 PLUS FUND                         MARKET FUND
                                                          -----------------------------------   -----------------------------------
                                                          Six Months Ended                      Six Months Ended
POTOMAC FUNDS                                             February 28, 2002     Year Ended      February 28, 2002     Year Ended
                                                             (Unaudited)      August 31, 2001      (Unaudited)      August 31, 2001
                                                          -----------------   ---------------   -----------------   ---------------
OPERATIONS:
Net investment income (loss)............................    $      15,963      $      35,254      $     407,500     $     3,737,499
Net realized gain (loss) on investments sold, securities
  sold short, written option contracts expired or closed
  and futures...........................................       (1,292,185)        (4,631,379)                --                  --
Change in unrealized appreciation (depreciation) on
  investments, short positions, written options and
  futures...............................................        1,645,637           (179,296)                --                  --
                                                            -------------      -------------      -------------     ---------------
    Net increase (decrease) in net assets resulting from
      operations........................................          369,415         (4,775,421)           407,500           3,737,499
                                                            -------------      -------------      -------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................          (34,554)                             (348,495)         (3,113,972)
Net realized gains......................................               --                                    --                  --
                                                            -------------                         -------------     ---------------
    Total distributions.................................          (34,554)                             (348,495)         (3,113,972)
                                                            -------------                         -------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income...................................               --                               (31,820)           (348,902)
Net realized gains......................................               --                                    --                  --
                                                            -------------                         -------------     ---------------
    Total distributions.................................               --                               (31,820)           (348,902)
                                                            -------------                         -------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income...................................             (771)                              (27,185)           (274,625)
Net realized gains......................................               --                                    --                  --
                                                            -------------                         -------------     ---------------
    Total distributions.................................             (771)                              (27,185)           (274,625)
                                                            -------------                         -------------     ---------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................      142,477,002        293,278,189        711,286,247       1,874,199,642
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................           23,863                 --            287,784           2,449,965
Cost of shares redeemed.................................     (137,980,233)      (291,043,309)      (699,151,488)     (1,831,913,497)
                                                            -------------      -------------      -------------     ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................        4,520,632          2,234,880         12,422,543          44,736,110
                                                            -------------      -------------      -------------     ---------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................       47,736,815         49,347,984         98,289,764         330,585,718
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................               --                 --             27,190             206,956
Cost of shares redeemed.................................      (38,283,579)       (48,755,648)      (110,563,532)       (312,161,030)
                                                            -------------      -------------      -------------     ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................        9,453,236            592,336        (12,246,578)         18,631,644
                                                            -------------      -------------      -------------     ---------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................          443,327             65,419         87,081,107         306,016,232
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              771                 --             25,207             241,848
Cost of shares redeemed.................................          (10,281)           (62,427)       (84,004,800)       (291,473,823)
                                                            -------------      -------------      -------------     ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................          433,817              2,992          3,101,514          14,784,257
                                                            -------------      -------------      -------------     ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................       14,741,775         (1,945,213)         3,277,479          78,152,011
                                                            -------------      -------------      -------------     ---------------
NET ASSETS:
Beginning of period.....................................       16,655,483         18,600,696         95,943,530          17,791,519
                                                            -------------      -------------      -------------     ---------------
End of period...........................................    $  31,397,258      $  16,655,483      $  99,221,009     $    95,943,530
                                                            =============      =============      =============     ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................    $      15,892      $      35,254      $          --     $            --
                                                            -------------      -------------      -------------     ---------------

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                           For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                               U.S. PLUS FUND
                               -------------------------------------------------------------------------------
                                                               INVESTOR CLASS
                               -------------------------------------------------------------------------------
                                Six Months Ended
                                February 28, 2002       Year Ended          Year Ended          Year Ended
                                   (Unaudited)        August 31, 2001     August 31, 2000     August 31, 1999
                               -------------------   -----------------   -----------------   -----------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................      $     10.44          $    17.00          $     14.56         $      9.76
                                   -----------          ----------          -----------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)..................               --               (0.04)                0.01                0.31
Net realized and unrealized
  gain (loss) on
  investments(6).............            (0.55)              (6.52)                2.43                4.59
                                   -----------          ----------          -----------         -----------
    Total from investment
      operations.............            (0.55)              (6.56)                2.44                4.90
                                   -----------          ----------          -----------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.....................               --                  --                   --                  --
Distributions from realized
  gains......................               --                  --                   --               (0.10)
                                   -----------          ----------          -----------         -----------
    Total distributions......               --                  --                   --               (0.10)
                                   -----------          ----------          -----------         -----------
NET ASSET VALUE, END OF
  PERIOD.....................      $      9.89          $    10.44          $     17.00         $     14.56
                                   ===========          ==========          ===========         ===========
TOTAL RETURN(8)..............            (5.27%)(2)         (38.59%)              16.76%              50.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period....      $13,649,673          $9,768,307          $55,311,201         $16,472,869
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement............             1.69%(3)            1.51%                1.50%(7)            1.52%
  After expense
    reimbursement............             1.59%(3)            1.50%                1.50%(7)            1.50%
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense
    reimbursement............            (0.11%)(3)          (0.34%)               0.05%(7)            2.32%
  After expense
    reimbursement............            (0.01%)(3)          (0.33%)               0.05%(7)            2.34%
Portfolio turnover rate(5)...              816%              1,634%               2,010%                  0%

                                  U.S. PLUS FUND
                               --------------------
                                  INVESTOR CLASS
                               --------------------

                               October 20, 1997(1)
                                to August 31, 1998
                               --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................        $  10.00
                                     --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)..................            0.36
Net realized and unrealized
  gain (loss) on
  investments(6).............           (0.58)
                                     --------
    Total from investment
      operations.............           (0.22)
                                     --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.....................           (0.02)
Distributions from realized
  gains......................              --
                                     --------
    Total distributions......           (0.02)
                                     --------
NET ASSET VALUE, END OF
  PERIOD.....................        $   9.76
                                     ========
TOTAL RETURN(8)..............           (2.23%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period....        $466,997
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement............            2.52%(3)
  After expense
    reimbursement............            1.50%(3)
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense
    reimbursement............            2.68%(3)
  After expense
    reimbursement............            3.70%(3)
Portfolio turnover rate(5)...               0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.05%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                                  U.S. PLUS FUND
                                                         ----------------------------------------------------------------
                                                                                  ADVISOR CLASS
                                                         ----------------------------------------------------------------
                                                          Six Months Ended
                                                          February 28, 2002        Year Ended         March 22, 2000(1)
                                                             (Unaudited)         August 31, 2001      to August 31, 2000
                                                         -------------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD...................        $10.33              $    16.95              $ 16.97
                                                               ------              ----------              -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)........................         (0.05)                  (0.16)               (0.11)
Net realized and unrealized gain (loss) on
  investments(6).......................................         (0.54)                  (6.46)                0.09
                                                               ------              ----------              -------
  Total from investment operations.....................         (0.59)                  (6.62)               (0.02)
                                                               ------              ----------              -------
LESS DISTRIBUTIONS:
Dividends from net investment income...................            --                      --                   --
Distributions from realized gains......................            --                      --                   --
                                                               ------              ----------              -------
  Total distributions..................................            --                      --                   --
                                                               ------              ----------              -------
NET ASSET VALUE, END OF PERIOD.........................        $ 9.74              $    10.33              $ 16.95
                                                               ======              ==========              =======
TOTAL RETURN(8)........................................         (5.71%)(2)             (39.06%)              (0.12%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..............................        $   49              $1,527,985              $70,718
Ratio of net expenses to average net assets:
  Before expense reimbursement.........................          2.69%(3)                2.51%                2.50%(3,7)
  After expense reimbursement..........................          2.48%(3)                2.50%                2.50%(3,7)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.........................         (1.11%)(3)              (1.34%)              (1.64%)(3,7)
  After expense reimbursement..........................         (0.90%)(3)              (1.33%)              (1.64%)(3,7)
Portfolio turnover rate(5).............................           816%                  1,634%               2,010%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.05%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                                   U.S. PLUS FUND
                                                          ----------------------------------------------------------------
                                                                                    BROKER CLASS
                                                          ----------------------------------------------------------------
                                                           Six Months Ended
                                                           February 28, 2002        Year Ended         August 22, 2000(1)
                                                              (Unaudited)         August 31, 2001      to August 31, 2000
                                                          -------------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD..................         $  10.30              $  16.95               $ 16.69
                                                               --------              --------               -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).......................            (0.04)                (0.16)                (0.01)
Net realized and unrealized gain (loss) on
  investments(6)......................................            (0.55)                (6.49)                 0.27
                                                               --------              --------               -------
    Total from investment operations..................            (0.59)                (6.65)                 0.26
                                                               --------              --------               -------
LESS DISTRIBUTIONS:
Dividends from net investment income..................               --                    --                    --
Distributions from realized gains.....................               --                    --                    --
                                                               --------              --------               -------
    Total distributions...............................               --                    --                    --
                                                               --------              --------               -------
NET ASSET VALUE, END OF PERIOD........................         $   9.71              $  10.30               $ 16.95
                                                               ========              ========               =======
TOTAL RETURN(8).......................................            (5.73%)(2)           (39.23%)                1.56%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.............................         $681,432              $544,640               $83,749
Ratio of net expenses to average net assets:
  Before expense reimbursement........................             2.69%(3)              2.51%                 2.50%(3,7)
  After expense reimbursement.........................             2.48%(3)              2.50%                 2.50%(3,7)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement........................            (1.11%)(3)            (1.34%)               (2.47%)(3,7)
  After expense reimbursement.........................            (0.90%)(3)            (1.33%)               (2.47%)(3,7)
Portfolio turnover rate(5)............................              816%                1,634%                2,010%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.05%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                        U.S./SHORT FUND(7)
                                  -----------------------------------------------------------------------------------------------
                                                                          INVESTOR CLASS
                                  -----------------------------------------------------------------------------------------------
                                  Six Months Ended
                                  February 28, 2002       Year Ended        Year Ended        Year Ended      November 7, 1997(1)
                                     (Unaudited)        August 31, 2001   August 31, 2000   August 31, 1999   to August 31, 1998
                                  -----------------     ---------------   ---------------   ---------------   -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................     $    37.42           $     29.33       $    34.39        $    47.30           $    50.00
                                     ----------           -----------       ----------        ----------           ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4).....................          (0.20)(10)             0.62(10)         0.70(10)          1.05                 1.15
Net realized and unrealized gain
  (loss) on investments(6)......           0.03                  8.74            (5.76)           (13.91)               (3.85)
                                     ----------           -----------       ----------        ----------           ----------
    Total from investment
      operations................          (0.17)                 9.36            (5.06)           (12.86)               (2.70)
                                     ----------           -----------       ----------        ----------           ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................          (0.19)                (1.27)              --                --                   --
Distributions from realized
  gains.........................             --                    --               --             (0.05)                  --
                                     ----------           -----------       ----------        ----------           ----------
    Total distributions.........          (0.19)                (1.27)              --             (0.05)                  --
                                     ----------           -----------       ----------        ----------           ----------
NET ASSET VALUE, END OF
  PERIOD........................     $    37.06           $     37.42       $    29.33        $    34.39           $    47.30
                                     ==========           ===========       ==========        ==========           ==========
TOTAL RETURN(11)................          (0.44%)(2)            32.49%          (14.71%)          (26.77%)              (5.40%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......     $6,366,973           $20,740,626       $1,964,139        $4,392,851           $7,768,652
Ratio of net expenses to average
  net assets:
  Before expense
    reimbursement...............           2.27%(3)              3.41%            2.28%             1.90%                5.29%(3)
  After expense reimbursement...           1.78%(3,8)            1.65%(8)         1.62%(8)          1.64%                1.57%(3)
Ratio of net investment income
  (loss) to average net assets:
  Before expense
    reimbursement...............          (1.52%)(3)             0.10%            1.46%             2.23%               (0.46%)(3)
  After expense reimbursement...          (1.03%)(3,9)           1.86%(9)         2.12%(9)          2.49%                3.26%(3)
Portfolio turnover rate(5)......            968%                  867%             781%                0%                   0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) The per share data reflects a 1 for 5 reverse stock split which occurred on June 7, 1999.
(8) The operating expense ratio excluded dividends on short positions. The ratio including dividends on short positions for the six months ended February 28, 2002 and the years ended August 31, 2001 and 2000 was 2.71%, 2.15% and 2.05%, respectively.
(9) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the six months ended February 28, 2002 and the years ended August 31, 2001 and 2000 was (0.10%), 2.36% and 2.55%, respectively.
(10) Net investment income (loss) before dividends on short positions for the six months ended February 28, 2002 and the years ended August 31, 2001 and 2000 was ($0.02), $0.78 and $0.84, respectively.
(11) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                  For a fund share outstanding
                                                     throughout the period
POTOMAC FUNDS

                                                                                U.S./SHORT FUND
                                                                ------------------------------------------------
                                                                                 ADVISOR CLASS
                                                                ------------------------------------------------
                                                                 Six Months Ended
                                                                 February 28, 2002             May 9, 2001(1)
                                                                    (Unaudited)              to August 31, 2001
                                                                -------------------         --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................        $    37.34                   $    33.76
                                                                    ----------                   ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................             (0.37)(10)                   (0.01)(10)
Net realized and unrealized gain (loss) on investments(6)...              0.09                         3.59
                                                                    ----------                   ----------
    Total from investment operations........................             (0.28)                        3.58
                                                                    ----------                   ----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................                --                           --
Distributions from realized gains...........................                --                           --
                                                                    ----------                   ----------
    Total distributions.....................................                --                           --
                                                                    ----------                   ----------
NET ASSET VALUE, END OF PERIOD..............................        $    37.06                   $    37.34
                                                                    ==========                   ==========
TOTAL RETURN(7).............................................             (0.75%)(2)                   10.60%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................        $2,085,255                   $      463
Ratio of net expenses to average net assets:
  Before expense reimbursement..............................              3.27%(3)                     4.41%(3)
  After expense reimbursement...............................              2.78%(3,8)                   2.65%(3,8)
Ratio of net investment income (loss) to average net assets:
  Before expense reimbursement..............................             (2.52%)(3)                   (1.90%)(3)
  After expense reimbursement...............................             (2.03%)(3,9)                 (0.14%)(3,9)
Portfolio turnover rate(5)..................................               968%                         867%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) The operating expense ratio excluded dividends on short positions. The ratio including dividends on short positions for the six months ended February 28, 2002 and the period ended August 31, 2001 was 3.71% and 3.16%, respectively.
(9) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the six months ended February 28, 2002 and the period ended August 31, 2001 was (1.10%) and 0.37%, respectively.
(10) Net investment income (loss) before dividends on short positions for the six months ended February 28, 2002 and the period ended August 31, 2001 was ($0.20) and $0.04, respectively.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                           For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                  OTC PLUS FUND
                                 -------------------------------------------------------------------------------
                                                                 INVESTOR CLASS
                                 -------------------------------------------------------------------------------
                                  Six Months Ended
                                  February 28, 2002       Year Ended          Year Ended          Year Ended
                                     (Unaudited)        August 31, 2001     August 31, 2000     August 31, 1999
                                 -------------------   -----------------   -----------------   -----------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................      $     11.54          $     44.13        $      24.60         $     10.41
                                     -----------          -----------        ------------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)....................            (0.08)               (0.30)              (0.49)              (0.23)
Net realized and unrealized
  gain (loss) on
  investments(6)...............            (1.22)              (32.29)              20.05               14.48
                                     -----------          -----------        ------------         -----------
    Total from investment
      operations...............            (1.30)              (32.59)              19.56               14.25
                                     -----------          -----------        ------------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.......................               --                   --                  --                  --
Distributions from realized
  gains........................               --                   --               (0.03)              (0.06)
                                     -----------          -----------        ------------         -----------
    Total distributions........               --                   --               (0.03)              (0.06)
                                     -----------          -----------        ------------         -----------
NET ASSET VALUE, END OF
  PERIOD.......................      $     10.24          $     11.54        $      44.13         $     24.60
                                     ===========          ===========        ============         ===========
TOTAL RETURN(8)................           (11.27%)(2)          (73.85%)             79.54%             137.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period......      $23,205,366          $35,668,601        $184,751,134         $76,682,387
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement..............             1.60%(3)             1.50%               1.50%(7)            1.50%
  After expense
    reimbursement..............             1.60%(3)             1.50%               1.50%(7)            1.50%
Ratio of net investment income
  (loss) to average net assets:
  Before expense
    reimbursement..............            (1.49%)(3)           (1.32%)             (1.26%)(7)          (1.16%)
  After expense
    reimbursement..............            (1.49%)(3)           (1.32%)             (1.26%)(7)          (1.16%)
Portfolio turnover rate(5).....              152%                 392%                378%              1,000%

                                    OTC PLUS FUND
                                 --------------------
                                    INVESTOR CLASS
                                 --------------------

                                 October 20, 1997(1)
                                  to August 31, 1998
                                 --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................       $    10.00
                                      ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)....................            (0.11)
Net realized and unrealized
  gain (loss) on
  investments(6)...............             0.52
                                      ----------
    Total from investment
      operations...............             0.41
                                      ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.......................               --
Distributions from realized
  gains........................               --
                                      ----------
    Total distributions........               --
                                      ----------
NET ASSET VALUE, END OF
  PERIOD.......................       $    10.41
                                      ==========
TOTAL RETURN(8)................             4.10%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period......       $7,680,546
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement..............             3.21%(3)
  After expense
    reimbursement..............             1.50%(3)
Ratio of net investment income
  (loss) to average net assets:
  Before expense
    reimbursement..............            (2.84%)(3)
  After expense
    reimbursement..............            (1.13%)(3)
Portfolio turnover rate(5).....            2,325%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.08%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.
                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                                   OTC PLUS FUND
                                                          ----------------------------------------------------------------
                                                                                   ADVISOR CLASS
                                                          ----------------------------------------------------------------
                                                           Six Months Ended
                                                           February 28, 2002        Year Ended        February 24, 2000(1)
                                                              (Unaudited)         August 31, 2001      to August 31, 2000
                                                          -------------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD..................         $  11.49              $  44.07              $    47.64
                                                               --------              --------              ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).......................            (0.12)                (0.41)                  (0.36)
Net realized and unrealized gain (loss) on
  investments(6)......................................            (1.22)               (32.17)                  (3.21)
                                                               --------              --------              ----------
    Total from investment operations..................            (1.34)               (32.58)                  (3.57)
                                                               --------              --------              ----------
LESS DISTRIBUTIONS:
Dividends from net investment income..................               --                    --                      --
Distributions from realized gains.....................               --                    --                      --
                                                               --------              --------              ----------
    Total distributions...............................               --                    --                      --
                                                               --------              --------              ----------
NET ASSET VALUE, END OF PERIOD........................         $  10.15              $  11.49              $    44.07
                                                               ========              ========              ==========
TOTAL RETURN(8).......................................           (11.66%)(2)           (73.93%)                 (7.49%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.............................         $199,958              $159,253              $1,486,399
Ratio of net expenses to average net assets:
  Before expense reimbursement........................             2.45%(3)              2.28%                   2.30%(3,7)
  After expense reimbursement.........................             2.25%(3)              2.13%                   2.13%(3,7)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement........................            (2.34%)(3)            (2.09%)                 (2.01%)(3,7)
  After expense reimbursement.........................            (2.14%)(3)            (1.94%)                 (1.84%)(3,7)
Portfolio turnover rate(5)............................              152%                  392%                    378%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.08%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                               OTC PLUS FUND
                                                         ----------------------------------------------------------
                                                                                BROKER CLASS
                                                         ----------------------------------------------------------
                                                         Six Months Ended
                                                         February 28, 2002      Year Ended       August 22, 2000(1)
                                                            (Unaudited)       August 31, 2001    to August 31, 2000
                                                         -----------------    ---------------    ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.................        $  11.48            $  44.07             $ 40.81
                                                             --------            --------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)......................           (0.12)              (0.36)              (0.02)
Net realized and unrealized gain (loss) on
  investments(6).....................................           (1.21)             (32.23)               3.28
                                                             --------            --------             -------
    Total from investment operations.................           (1.33)             (32.59)               3.26
                                                             --------            --------             -------
LESS DISTRIBUTIONS:
Dividends from net investment income.................              --                  --                  --
Distributions from realized gains....................              --                  --                  --
                                                             --------            --------             -------
    Total distributions..............................              --                  --                  --
                                                             --------            --------             -------
NET ASSET VALUE, END OF PERIOD.......................        $  10.15            $  11.48             $ 44.07
                                                             ========            ========             =======
TOTAL RETURN(8)......................................          (11.59%)(2)         (73.95%)              7.99%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period............................        $553,652            $324,861             $11,554
Ratio of net expenses to average net assets:
  Before expense reimbursement.......................            2.45%(3)            2.28%               2.30%(3,7)
  After expense reimbursement........................            2.22%(3)            2.18%               2.00%(3,7)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.......................           (2.34%)(3)          (2.09%)             (2.05%)(3,7)
  After expense reimbursement........................           (2.11%)(3)          (1.99%)             (1.75%)(3,7)
Portfolio turnover rate(5)...........................             152%                392%                378%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contract and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.08%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                              For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                        OTC/SHORT FUND(10)
                                 ------------------------------------------------------------------------------------------------
                                                                          INVESTOR CLASS
                                 ------------------------------------------------------------------------------------------------
                                 Six Months Ended
                                 February 28, 2002        Year Ended        Year Ended        Year Ended      October 16, 1997(1)
                                    (Unaudited)         August 31, 2001   August 31, 2000   August 31, 1999   to August 31, 1998
                                 -----------------      ---------------   ---------------   ---------------   -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................    $     15.45           $     8.31        $    17.06        $     41.90         $     50.00
                                    -----------           ----------        ----------        -----------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4).....................          (0.04)(9)             0.21(9)           0.23               0.39(9)             0.45(9)
Net realized and unrealized gain
  (loss) on investments(6)......          (0.13)                7.20             (8.90)            (25.22)              (8.55)
                                    -----------           ----------        ----------        -----------         -----------
    Total from investment
      operations................          (0.17)                7.41             (8.67)            (24.83)              (8.10)
                                    -----------           ----------        ----------        -----------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................          (0.12)               (0.27)            (0.08)                --                  --
Distributions from realized
  gains.........................             --                   --                --              (0.01)                 --
                                    -----------           ----------        ----------        -----------         -----------
    Total distributions.........          (0.12)               (0.27)            (0.08)             (0.01)                 --
                                    -----------           ----------        ----------        -----------         -----------
NET ASSET VALUE, END OF
  PERIOD........................    $     15.16           $    15.45        $     8.31        $     17.06         $     41.90
                                    ===========           ==========        ==========        ===========         ===========
TOTAL RETURN(11)................          (0.98%)(2)           89.91%           (50.96%)           (59.25%)            (16.20%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......    $43,576,416           $4,737,421        $3,144,405        $10,863,451         $19,168,538
Ratio of net expenses to average
  net assets:
  Before expense
    reimbursement...............           2.33%(3)             2.14%             1.71%              1.87%               3.70%(3)
  After expense reimbursement...           1.80%(3,7)           1.65%(7)          1.65%              1.65%(7)            1.64%(3,7)
Ratio of net investment income
  (loss) to average net assets:
  Before expense
    reimbursement...............          (1.10%)(3)            1.22%             1.98%              1.47%              (0.74%)(3)
  After expense reimbursement...          (0.57%)(3,8)          1.71%(8)          2.04%              1.69%(8)            1.32%(3,8)
Portfolio turnover rate(5)......             50%                 869%            1,225%             3,049%              3,346%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) The operating expense ratio excluded dividends on short positions. The ratio including dividends on short positions for the six months ended February 28, 2002, the years ended August 31, 2001 and 1999 and the period ended August 31, 1998 was 1.86%, 1.69%, 1.74% and 1.78%, respectively.
(8) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the six months ended February 28, 2002, the years ended August 31, 2001 and 1999 and the period ended August 31, 1998 was (0.51%), 1.75%, 1.78% and 1.46%, respectively.
(9) Net investment income (loss) before dividends on short positions for the six months ended February 28, 2002, years ended August 31, 2001 and 1999 and the period ended August 31, 1998 was ($0.04), $0.22, $0.41 and $0.50, respectively.
(10) The per share data reflects a 1 for 5 reverse stock split which occurred on June 7, 1999.
(11) All returns reflect reinvested dividends but do not reflect the impact of taxes.
                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                     For a fund share outstanding throughout the
                                                       period
POTOMAC FUNDS

                                                                            SMALL CAP PLUS FUND
                                               ------------------------------------------------------------------------------
                                                                               INVESTOR CLASS
                                               ------------------------------------------------------------------------------
                                               Six Months Ended
                                               February 28, 2002      Year Ended         Year Ended       February 2, 1999(1)
                                                  (Unaudited)       August 31, 2001    August 31, 2000    to August 31, 1999
                                               -----------------    ---------------    ---------------    -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.......       $     10.52         $    12.58         $     11.10          $    10.00
                                                  -----------         ----------         -----------          ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)............                --               0.23                0.19                0.18
Net realized and unrealized gain (loss) on
  investments(6)...........................              0.02              (2.29)               1.42                0.92
                                                  -----------         ----------         -----------          ----------
    Total from investment operations.......              0.02              (2.06)               1.61                1.10
                                                  -----------         ----------         -----------          ----------
LESS DISTRIBUTIONS:
Dividends from net investment income.......             (0.10)                --               (0.13)                 --
Distributions from realized gains..........                --                 --                  --                  --
                                                  -----------         ----------         -----------          ----------
    Total distributions....................             (0.10)                --               (0.13)                 --
                                                  -----------         ----------         -----------          ----------
NET ASSET VALUE, END OF PERIOD.............       $     10.44         $    10.52         $     12.58          $    11.10
                                                  ===========         ==========         ===========          ==========
TOTAL RETURN(8)............................              0.16%(2)         (16.38%)             14.50%              11.00%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..................       $18,506,196         $6,479,334         $34,065,099          $7,033,622
Ratio of net expenses to average net
  assets:
  Before expense reimbursement.............              1.66%(3)           1.50%               1.50%(7)            1.50%(3)
  After expense reimbursement..............              1.66%(3)           1.50%               1.50%(7)            1.50%(3)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement.............              0.04%(3)           2.06%               1.55%(7)            3.03%(3)
  After expense reimbursement..............              0.04%(3)           2.06%               1.55%(7)            3.03%(3)
Portfolio turnover rate(5).................               349%               939%              3,390%                  0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                For a fund share outstanding
                                                   throughout the period
POTOMAC FUNDS

                                                                                  SMALL CAP PLUS FUND
                                                              -----------------------------------------------------------
                                                                                     ADVISOR CLASS
                                                              -----------------------------------------------------------
                                                              Six Months Ended
                                                              February 28, 2002      Year Ended       February 9, 2000(1)
                                                                 (Unaudited)       August 31, 2001    to August 31, 2000
                                                              -----------------    ---------------    -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD......................         $ 10.49             $ 12.56            $    14.26
                                                                   -------             -------            ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)...........................           (0.04)               0.14                  0.02
Net realized and unrealized gain (loss) on
  investments(6)..........................................            0.02               (2.21)                (1.72)
                                                                   -------             -------            ----------
    Total from investment operations......................           (0.02)              (2.07)                (1.70)
                                                                   -------             -------            ----------
LESS DISTRIBUTIONS:
Dividends from net investment income......................           (0.06)                 --                    --
Distributions from realized gains.........................              --                  --                    --
                                                                   -------             -------            ----------
    Total distributions...................................           (0.06)                 --                    --
                                                                   -------             -------            ----------
NET ASSET VALUE, END OF PERIOD............................         $ 10.41             $ 10.49            $    12.56
                                                                   =======             =======            ==========
TOTAL RETURN(8)...........................................           (0.23%)(2)         (16.48%)              (11.92%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.................................         $35,498             $70,754            $2,801,317
Ratio of net expenses to average net assets:
  Before expense reimbursement............................            2.56%(3)            2.49%                 2.36%(3,7)
  After expense reimbursement.............................            2.54%(3)            2.27%                 2.35%(3,7)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement............................           (0.86%)(3)           1.07%                 0.24%(3,7)
  After expense reimbursement.............................           (0.84%)(3)           1.29%                 0.25%(3,7)
Portfolio turnover rate(5)................................             349%                939%                3,390%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                For a fund share outstanding
                                                   throughout the period
POTOMAC FUNDS

                                                                                 SMALL CAP PLUS FUND
                                                              ----------------------------------------------------------
                                                                                     BROKER CLASS
                                                              ----------------------------------------------------------
                                                              Six Months Ended
                                                              February 28, 2002      Year Ended       March 28, 2000(1)
                                                                 (Unaudited)       August 31, 2001    to August 31, 2000
                                                              -----------------    ---------------    ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD......................        $  10.49             $ 12.57           $     15.06
                                                                  --------             -------           -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)...........................           (0.05)               0.15                  0.04
Net realized and unrealized gain (loss) on
  investments(6)..........................................            0.04               (2.23)                (2.53)
                                                                  --------             -------           -----------
    Total from investment operations......................           (0.01)              (2.08)                (2.49)
                                                                  --------             -------           -----------
LESS DISTRIBUTIONS:
Dividends from net investment income......................           (0.04)                 --                    --
Distributions from realized gains.........................              --                  --                    --
                                                                  --------             -------           -----------
    Total distributions...................................           (0.04)                 --                    --
                                                                  --------             -------           -----------
NET ASSET VALUE, END OF PERIOD............................        $  10.44             $ 10.49           $     12.57
                                                                  ========             =======           ===========
TOTAL RETURN(8)...........................................           (0.09%)(2)         (16.55%)              (16.53%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.................................        $158,676             $59,023           $12,034,922
Ratio of net expenses to average net assets:
  Before expense reimbursement............................            2.56%(3)            2.49%                 2.36%(3,7)
  After expense reimbursement.............................            2.54%(3)            2.26%                 2.27%(3,7)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement............................           (0.86%)(3)           1.07%                 0.77%(3,7)
  After expense reimbursement.............................           (0.84%)(3)           1.30%                 0.86%(3,7)
Portfolio turnover rate(5)................................             349%                939%                3,390%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                              SMALL CAP/SHORT FUND
                                                        ----------------------------------------------------------------
                                                                                 INVESTOR CLASS
                                                        ----------------------------------------------------------------
                                                         Six Months Ended
                                                         February 28, 2002        Year Ended        December 21, 1999(1)
                                                            (Unaudited)         August 31, 2001      to August 31, 2000
                                                        -------------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD................        $     48.84           $     43.37             $ 50.00
                                                            -----------           -----------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).....................               0.10(10)              1.02(10)            1.39
Net realized and unrealized gain (loss) on
  investments(6)....................................              (0.13)                 6.26               (8.02)
                                                            -----------           -----------             -------
    Total from investment operations................              (0.03)                 7.28               (6.63)
                                                            -----------           -----------             -------
LESS DISTRIBUTIONS:
Dividends from net investment income................              (4.13)                (1.81)                 --
Distributions from realized gains...................                 --                    --                  --
                                                            -----------           -----------             -------
    Total distributions.............................              (4.13)                (1.81)                 --
                                                            -----------           -----------             -------
NET ASSET VALUE, END OF PERIOD......................        $     44.68           $     48.84             $ 43.37
                                                            ===========           ===========             =======
TOTAL RETURN(7).....................................               0.24%(2)             16.75%             (13.26%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...........................        $34,438,255           $30,567,680             $36,969
Ratio of net expenses to average net assets:
  Before expense reimbursement......................               1.79%(3)              1.70%               1.65%(3)
  After expense reimbursement.......................               1.79%(3,8)            1.65%(8)            1.39%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement......................               0.41%(3)              2.09%               3.50%(3)
  After expense reimbursement.......................               0.41%(3,9)            2.14%(9)            3.76%(3)
Portfolio turnover rate(5)..........................                  0%                1,736%                851%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) The operating expense ratio excluded dividends on short positions. The ratio including dividends on short positions for the six months ended February 28, 2002 and the year ended August 31, 2001 was 1.79% and 1.66%, respectively.
(9) The net investment income ratio included dividends on short positions. The ratio excluding dividends on short positions for the six months ended February 28, 2002 and the year ended August 31, 2001 was 0.41% and 2.15%, respectively.
(10) Net investment income before dividends on short positions for the six months ended February 28, 2002 and the year ended August 31, 2001 was $0.10 and $1.03, respectively.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                               INTERNET PLUS FUND(7)
                                                          ----------------------------------------------------------------
                                                                                   INVESTOR CLASS
                                                          ----------------------------------------------------------------
                                                           Six Months Ended
                                                           February 28, 2002        Year Ended        December 2, 1999(1)
                                                              (Unaudited)         August 31, 2001      to August 31, 2000
                                                          -------------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD..................         $  25.00              $ 169.00              $   200.00
                                                               --------              --------              ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).......................            (0.21)                (0.60)                  (2.20)
Net realized and unrealized gain (loss) on
  investments(6)......................................            (5.28)              (143.40)                 (28.80)
                                                               --------              --------              ----------
    Total from investment operations..................            (5.49)              (144.00)                 (31.00)
                                                               --------              --------              ----------
LESS DISTRIBUTIONS:
Dividends from net investment income..................               --                    --                      --
Distributions from realized gains.....................               --                    --                      --
                                                               --------              --------              ----------
    Total distributions...............................               --                    --                      --
                                                               --------              --------              ----------
NET ASSET VALUE, END OF PERIOD........................         $  19.51              $  25.00              $   169.00
                                                               ========              ========              ==========
TOTAL RETURN(8).......................................           (21.96%)(2)           (85.21%)                (15.50%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.............................         $399,549              $318,497              $8,126,643
Ratio of net expenses to average net assets:
  Before expense reimbursement........................             2.91%(3)              2.84%                   1.52%(3)
  After expense reimbursement.........................             1.58%(3)              1.50%                   1.50%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement........................            (2.82%)(3)            (2.50%)                 (1.37%)(3)
  After expense reimbursement.........................            (1.49%)(3)            (1.16%)                 (1.35%)(3)
Portfolio turnover rate(5)............................            2,406%                4,925%                  3,302%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) The per share data reflects a 1 for 20 reverse stock split which occurred on February 19, 2002.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                               INTERNET PLUS FUND(7)
                                                          ----------------------------------------------------------------
                                                                                   ADVISOR CLASS
                                                          ----------------------------------------------------------------
                                                           Six Months Ended
                                                           February 28, 2002        Year Ended        February 24, 2000(1)
                                                              (Unaudited)         August 31, 2001      to August 31, 2000
                                                          -------------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD..................          $ 24.60              $ 169.00              $   284.00
                                                                -------              --------              ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).......................            (0.50)                (1.40)                  (2.00)
Net realized and unrealized gain (loss) on
  investments(6)......................................            (4.40)              (143.00)                (113.00)
                                                                -------              --------              ----------
    Total from investment operations..................            (4.90)              (144.40)                (115.00)
                                                                -------              --------              ----------
LESS DISTRIBUTIONS:
Dividends from net investment income..................               --                    --                      --
Distributions from realized gains.....................               --                    --                      --
                                                                -------              --------              ----------
    Total distributions...............................               --                    --                      --
                                                                -------              --------              ----------
NET ASSET VALUE, END OF PERIOD........................          $ 19.70              $  24.60              $   169.00
                                                                =======              ========              ==========
TOTAL RETURN(8).......................................           (19.92%)(2)           (85.44%)                (40.49%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.............................          $18,727              $    120              $5,310,640
Ratio of net expenses to average net assets:
  Before expense reimbursement........................             3.91%(3)              3.84%                   2.52%(3)
  After expense reimbursement.........................             2.58%(3)              2.50%                   2.50%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement........................            (3.82%)(3)            (3.50%)                 (2.34%)(3)
  After expense reimbursement.........................            (2.49%)(3)            (2.16%)                 (2.32%)(3)
Portfolio turnover rate(5)............................            2,406%                4,925%                  3,302%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) The per share data reflects a 1 for 20 reverse stock split which occurred on February 19, 2002.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                              INTERNET/SHORT FUND
                                                        ----------------------------------------------------------------
                                                                                 INVESTOR CLASS
                                                        ----------------------------------------------------------------
                                                         Six Months Ended
                                                         February 28, 2002        Year Ended        December 21, 1999(1)
                                                            (Unaudited)         August 31, 2001      to August 31, 2000
                                                        -------------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD................        $   103.16            $    35.40              $  50.00
                                                            ----------            ----------              --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).....................             (0.52)(9)              0.85                 (4.45)(9)
Net realized and unrealized gain (loss) on
  investments(6)....................................             (5.97)                76.32                (10.15)
                                                            ----------            ----------              --------
    Total from investment operations................             (6.49)                77.17                (14.60)
                                                            ----------            ----------              --------
LESS DISTRIBUTIONS:
Dividends from net investment income................             (0.18)                   --                    --
Distributions from realized gains...................             (4.34)                (9.41)                   --
                                                            ----------            ----------              --------
    Total distributions.............................             (4.52)                (9.41)                   --
                                                            ----------            ----------              --------
NET ASSET VALUE, END OF PERIOD......................        $    92.15            $   103.16              $  35.40
                                                            ==========            ==========              ========
TOTAL RETURN(10)....................................             (5.28%)(2)           233.15%               (29.20%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...........................        $6,011,251            $5,817,503              $980,534
Ratio of net expenses to average net assets:
  Before expense reimbursement......................              2.36%(3)              2.45%                 1.65%(3)
  After expense reimbursement.......................              1.74%(3,7)            1.65%                 1.36%(3,7)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement......................             (1.69%)(3)             0.37%               (15.32%)(3)
  After expense reimbursement.......................             (1.07%)(3,8)           1.17%               (15.03%)(3,8)
Portfolio turnover rate(5)..........................               453%                1,281%                6,371%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) The operating expense ratio excluded dividends on short positions. The ratio including dividends on short positions for the six months ended February 28, 2002 and the period ended August 31, 2000 was 1.81% and 18.33%, respectively.
(8) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the six months ended February 28, 2002 and the period ended August 31, 2000 was (1.00%) and 1.94%, respectively.
(9) Net investment income (loss) before dividends on short positions for the six months ended February 28, 2002 and the period ended August 31, 2000 was ($0.49) and $0.57, respectively.
(10) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                   throughout the period
POTOMAC FUNDS

                                                                                  DOW 30 PLUS FUND
                                                           --------------------------------------------------------------
                                                                                   INVESTOR CLASS
                                                           --------------------------------------------------------------
                                                            Six Months Ended
                                                            February 28, 2002       Year Ended       December 2, 1999(1)
                                                               (Unaudited)        August 31, 2001     to August 31, 2000
                                                           -------------------   -----------------   --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.....................      $      7.76          $      9.32          $     10.00
                                                               -----------          -----------          -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)..........................             0.01                 0.03                 0.01
Net realized and unrealized gain (loss) on
  investments(6).........................................             0.06                (1.59)               (0.69)
                                                               -----------          -----------          -----------
    Total from investment operations.....................             0.07                (1.56)               (0.68)
                                                               -----------          -----------          -----------
LESS DISTRIBUTIONS:
Dividends from net investment income.....................            (0.02)                  --                   --
Distributions from realized gains........................               --                   --                   --
                                                               -----------          -----------          -----------
    Total distributions..................................            (0.02)                  --                   --
                                                               -----------          -----------          -----------
NET ASSET VALUE, END OF PERIOD...........................      $      7.81          $      7.76          $      9.32
                                                               ===========          ===========          ===========
TOTAL RETURN(7)..........................................             0.89%(2)           (16.74%)              (6.80%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period................................      $21,418,576          $16,549,599          $18,509,233
Ratio of net expenses to average net assets:
  Before expense reimbursement...........................             1.68%(3)             1.55%                1.52%(3)
  After expense reimbursement............................             1.60%(3)             1.50%                1.50%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement...........................             0.22%(3)             0.35%                0.16%(3)
  After expense reimbursement............................             0.30%(3)             0.40%                0.18%(3)
Portfolio turnover rate(5)...............................              603%               1,415%               1,606%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                                  DOW 30 PLUS FUND
                                                          ----------------------------------------------------------------
                                                                                   ADVISOR CLASS
                                                          ----------------------------------------------------------------
                                                           Six Months Ended
                                                           February 28, 2002        Year Ended          June 1, 2000(1)
                                                              (Unaudited)         August 31, 2001      to August 31, 2000
                                                          -------------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD..................        $     7.69             $   9.32               $  8.72
                                                              ----------             --------               -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).......................             (0.02)               (0.05)                (0.01)
Net realized and unrealized gain (loss) on
  investments(6)......................................              0.06                (1.58)                 0.61
                                                              ----------             --------               -------
    Total from investment operations..................              0.04                (1.63)                 0.60
                                                              ----------             --------               -------
LESS DISTRIBUTIONS:
Dividends from net investment income..................                --                   --                    --
Distributions from realized gains.....................                --                   --                    --
                                                              ----------             --------               -------
    Total distributions...............................                --                   --                    --
                                                              ----------             --------               -------
NET ASSET VALUE, END OF PERIOD........................        $     7.73             $   7.69               $  9.32
                                                              ==========             ========               =======
TOTAL RETURN(7).......................................              0.52%(2)           (17.49%)                6.88%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.............................        $9,511,845             $101,149               $86,355
Ratio of net expenses to average net assets:
  Before expense reimbursement........................              2.68%(3)             2.55%                 2.52%(3)
  After expense reimbursement.........................              2.50%(3)             2.50%                 2.50%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement........................             (0.78%)(3)           (0.65%)               (0.36%)(3)
  After expense reimbursement.........................             (0.60%)(3)           (0.60%)               (0.34%)(3)
Portfolio turnover rate(5)............................               603%               1,415%                1,606%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                                 DOW 30 PLUS FUND
                                                        ------------------------------------------------------------------
                                                                                   BROKER CLASS
                                                        ------------------------------------------------------------------
                                                         Six Months Ended
                                                         February 28, 2002        Year Ended          August 17, 2000(1)
                                                            (Unaudited)         August 31, 2001       to August 31, 2000
                                                        -------------------    -----------------    ----------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD................         $   7.70               $  9.32                 $ 9.12
                                                             --------               -------                 ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).....................            (0.02)                (0.05)                    --
Net realized and unrealized gain (loss) on
  investments(6)....................................             0.06                 (1.57)                  0.20
                                                             --------               -------                 ------
    Total from investment operations................             0.04                 (1.62)                  0.20
                                                             --------               -------                 ------
LESS DISTRIBUTIONS:
Dividends from net investment income................            (0.02)                   --                     --
Distributions from realized gains...................               --                    --                     --
                                                             --------               -------                 ------
    Total distributions.............................            (0.02)                   --                     --
                                                             --------               -------                 ------
NET ASSET VALUE, END OF PERIOD......................         $   7.72               $  7.70                 $ 9.32
                                                             ========               =======                 ======
TOTAL RETURN(7).....................................            0.48%(2)            (17.38%)                 2.19%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...........................         $466,837               $ 4,735                 $5,108
Ratio of net expenses to average net assets:
  Before expense reimbursement......................            2.68%(3)              2.55%                  2.52%(3)
  After expense reimbursement.......................            2.44%(3)              2.50%                  2.50%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement......................           (0.78%)(3)            (0.65%)                 0.39%(3)
  After expense reimbursement.......................           (0.54%)(3)            (0.60%)                 0.41%(3)
Portfolio turnover rate(5)..........................             603%                1,415%                 1,606%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                           For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                               U.S. GOVERNMENT MONEY MARKET FUND
                              ---------------------------------------------------------------------------------------------------
                                                                        INVESTOR CLASS
                              ---------------------------------------------------------------------------------------------------
                              Six Months Ended
                              February 28, 2002      Year Ended         Year Ended         Year Ended       October 20, 1997(1)to
                                 (Unaudited)       August 31, 2001    August 31, 2000    August 31, 1999       August 31, 1998
                              -----------------    ---------------    ---------------    ---------------    ---------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING
  OF PERIOD.................     $      1.00         $      1.00        $      1.00        $      1.00            $     1.00
                                 -----------         -----------        -----------        -----------            ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)(4).................            0.01                0.04               0.05               0.04                  0.04
Net realized and unrealized
  gain (loss) on
  investments...............              --                  --                 --                 --                    --
                                 -----------         -----------        -----------        -----------            ----------
    Total from investment
      operations............            0.01                0.04               0.05               0.04                  0.04
                                 -----------         -----------        -----------        -----------            ----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income.........           (0.01)              (0.04)             (0.05)             (0.04)                (0.04)
Distributions from realized
  gains.....................              --                  --                 --                 --                    --
                                 -----------         -----------        -----------        -----------            ----------
    Total distributions.....           (0.01)              (0.04)             (0.05)             (0.04)                (0.04)
                                 -----------         -----------        -----------        -----------            ----------
NET ASSET VALUE, END OF
  PERIOD....................     $      1.00         $      1.00        $      1.00        $      1.00            $     1.00
                                 ===========         ===========        ===========        ===========            ==========
TOTAL RETURN(5).............            0.61%(2)            4.45%              5.01%              3.89%                 3.89%(2)
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of period...     $73,560,797         $61,138,254        $16,402,144        $50,222,733            $9,370,384
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement...........            1.10%(3)            1.04%              1.03%              1.20%                 3.70%(3)
  After expense
    reimbursement...........            0.99%(3)            1.00%              1.00%              0.99%                 1.00%(3)
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense
    reimbursement...........            1.16%(3)            4.29%              4.93%              3.68%                 1.66%(3)
  After expense
    reimbursement...........            1.27%(3)            4.33%              4.96%              3.89%                 4.36%(3)

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                         U.S. GOVERNMENT MONEY MARKET FUND
                                                          ----------------------------------------------------------------
                                                                                   ADVISOR CLASS
                                                          ----------------------------------------------------------------
                                                           Six Months Ended
                                                           February 28, 2002        Year Ended        February 2, 2000(1)
                                                              (Unaudited)         August 31, 2001      to August 31, 2000
                                                          -------------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD..................        $     1.00            $      1.00             $   1.00
                                                              ----------            -----------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).......................                --                   0.03                 0.03
Net realized and unrealized gain (loss) on
  investments.........................................                --                     --                   --
                                                              ----------            -----------             --------
    Total from investment operations..................                --                   0.03                 0.03
                                                              ----------            -----------             --------
LESS DISTRIBUTIONS:
Dividends from net investment income..................                --                  (0.03)               (0.03)
Distributions from realized gains.....................                --                     --                   --
                                                              ----------            -----------             --------
    Total distributions...............................                --                  (0.03)               (0.03)
                                                              ----------            -----------             --------
NET ASSET VALUE, END OF PERIOD........................        $     1.00            $      1.00             $   1.00
                                                              ==========            ===========             ========
TOTAL RETURN(5).......................................              0.17%(2)               3.38%                2.54%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.............................        $7,063,983            $19,310,561             $678,918
Ratio of net expenses to average net assets:
  Before expense reimbursement........................              2.10%(3)               2.04%                2.03%(3)
  After expense reimbursement.........................              1.88%(3)               2.00%                2.00%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement........................              0.16%(3)               3.29%                4.32%(3)
  After expense reimbursement.........................              0.38%(3)               3.33%                4.35%(3)

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                         U.S. GOVERNMENT MONEY MARKET FUND
                                                          ----------------------------------------------------------------
                                                                                    BROKER CLASS
                                                          ----------------------------------------------------------------
                                                           Six Months Ended
                                                           February 28, 2002        Year Ended         March 22, 2000(1)
                                                              (Unaudited)         August 31, 2001      to August 31, 2000
                                                          -------------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD..................        $      1.00           $      1.00             $   1.00
                                                              -----------           -----------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).......................                 --                  0.03                 0.01
Net realized and unrealized gain (loss) on
  investments.........................................                 --                    --                   --
                                                              -----------           -----------             --------
    Total from investment operations..................                 --                  0.03                 0.01
                                                              -----------           -----------             --------
LESS DISTRIBUTIONS:
Dividends from net investment income..................                 --                 (0.03)               (0.01)
Distributions from realized gains.....................                 --                    --                   --
                                                              -----------           -----------             --------
    Total distributions...............................                 --                 (0.03)               (0.01)
                                                              -----------           -----------             --------
NET ASSET VALUE, END OF PERIOD........................        $      1.00           $      1.00             $   1.00
                                                              ===========           ===========             ========
TOTAL RETURN(5).......................................               0.16%(2)              3.42%                0.61%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.............................        $18,596,229           $15,494,715             $710,457
Ratio of net expenses to average net assets:
  Before expense reimbursement........................               2.10%(3)              2.04%                2.03%(3)
  After expense reimbursement.........................               1.87%(3)              2.00%                2.00%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement........................               0.16%(3)              3.29%                4.37%(3)
  After expense reimbursement.........................               0.39%(3)              3.33%                4.40%(3)

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                                 POTOMAC FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                         FEBRUARY 28, 2002 (UNAUDITED)

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently operating are the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund, Dow 30 Plus Fund and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The U.S. Plus Fund, OTC Plus Fund and U.S. Government Money Market Fund commenced operations on October 20, 1997; the U.S./ Short Fund commenced operations on November 7, 1997; the OTC/Short Fund commenced operations on October 16, 1997; the Small Cap Plus Fund commenced operations on February 22, 1999; the Dow 30 Plus Fund and the Internet Plus Fund commenced operations on December 2, 1999, and the Internet/Short Fund and Small Cap/Short Fund commenced operations on December 21, 1999.

The objective of the U.S. Plus Fund is to provide daily investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index(TM) ("S&P 500 Index"). The objective of the U.S./Short Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Nasdaq 100 Index(TM) ("Nasdaq Index"). The objective of the OTC/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Nasdaq Index. The objective of the Small Cap Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Russell 2000(R) Index ("Russell 2000 Index"). The objective of the Small Cap/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Internet Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Composite Internet Index ("Internet Index"). The objective of the Internet/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Internet Index. The objective of the Dow 30 Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial Average(SM) ("Dow"). The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

Effective February 2, 2000, the Trust redesignated outstanding shares as Investor Class shares and began offering two new classes of shares: Advisor Class and Broker Class. Investor Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class' average daily net assets. The Board has authorized each Fund's Investor Class shares to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the expense limit on Total Annual Operating Expenses. The expense limit on Total Annual Operating Expense for the period of September 1, 2000 through December 17, 2001 was 1.50% for the Plus Funds and 1.65% for the Short Funds. For the period of December 18, 2001 through February 28, 2002, the expense limit was 1.75% for the Plus Funds and 1.95% for the Short Funds. Advisor Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Advisor Class' average daily net assets. The Board has authorized each Fund's Advisor Class shares to pay Rule 12b-1 fees equal to 1.00% of Advisor Class' average daily net assets. Broker Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Broker Class' average daily net assets. The Board has authorized each Fund's Broker Class shares to pay Rule 12b-1 fees equal to 1.00% of Broker Class' average daily net assets. The Broker Class shares are subject to a contingent deferred sales charge ("CDSC") upon redemption from the Fund within six years from the time of the original purchase. Each class of shares for each Fund has identical rights and privileges except with respect to Rule 12b-1 fees, voting rights on any other matters pertaining to a single class of shares and the exchange privileges of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

  A) INVESTMENT VALUATION - Securities that are listed on a securities exchange or the Nasdaq Stock Market are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. U.S. Government Money Market Fund instruments and instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) WRITTEN OPTION ACCOUNTING - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SHORT POSITIONS - The U.S./Short Fund, OTC/Short Fund, Small Cap/Short Fund and the Internet/Short Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  H) INCOME AND EXPENSES - Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust's portfolios in proportion to their respective net assets.

  I) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, intends to distribute to its shareholders at least annually net investment income and net realized capital gains, if any. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

  J) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  K) OTHER - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

  In November 2000, the American Institute of Certified Public Accountants issued a new Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supercedes its predecessor and is effective for fiscal years beginning after December 15, 2000. The new Guide, among other things, sets forth certain accounting principles that must be applied by investment companies and may require a change from their present practices. Investment companies will be required to amortize premiums and discounts on debt securities using the interest method and to record paydown gains and losses on asset-backed securities as adjustments to interest income, not as realized gains and losses. The Funds presently intend to follow the guide's provisions for the fiscal year ending August 31, 2002, and do not expect the adoption of the new guide to have a significant effect on their recognition of income or gains and losses. Further, it will not affect the determination of either net asset values or total returns.

3. CAPITAL SHARE TRANSACTIONS

                                          U.S. PLUS FUND                         U.S./SHORT FUND
                               ------------------------------------    ------------------------------------
                               SIX MONTHS ENDED                        SIX MONTHS ENDED
                               FEBRUARY 28, 2002      YEAR ENDED       FEBRUARY 28, 2002      YEAR ENDED
                                  (UNAUDITED)       AUGUST 31, 2001       (UNAUDITED)       AUGUST 31, 2001
                               -----------------    ---------------    -----------------    ---------------
INVESTOR CLASS:
Shares sold                        24,766,175          41,591,797          1,468,795           1,359,967
Shares issued to holders in
  reinvestment of dividends                --                  --              1,371               2,502
Shares redeemed                   (24,321,350)        (43,910,189)        (1,852,557)           (875,234)
                                  -----------         -----------         ----------           ---------
  Net increase (decrease)             444,825          (2,318,392)          (382,391)            487,235
                                  -----------         -----------         ----------           ---------
ADVISOR CLASS:
Shares sold                         3,876,538           1,843,179          1,614,242             503,908
Shares issued to holders in
  reinvestment of dividends                --                  --                 --                  --
Shares redeemed                    (4,024,469)         (1,699,415)        (1,557,981)           (503,896)
                                  -----------         -----------         ----------           ---------
  Net increase (decrease)            (147,931)            143,764             56,261                  12
                                  -----------         -----------         ----------           ---------
BROKER CLASS:
Shares sold                            41,728             129,507
Shares issued to holders in
  reinvestment of dividends                --                  --
Shares redeemed                       (24,437)            (81,582)
                                  -----------         -----------
  Net increase (decrease)              17,291              47,925
                                  -----------         -----------
Total net increase (decrease)
  from capital share
  transactions                        314,185          (2,126,703)          (326,130)            487,247
                                  ===========         ===========         ==========           =========

                                          OTC PLUS FUND                           OTC/SHORT FUND
                               ------------------------------------    ------------------------------------
                               SIX MONTHS ENDED                        SIX MONTHS ENDED
                               FEBRUARY 28, 2002      YEAR ENDED       FEBRUARY 28, 2002      YEAR ENDED
                                  (UNAUDITED)       AUGUST 31, 2001       (UNAUDITED)       AUGUST 31, 2001
                               -----------------    ---------------    -----------------    ---------------
INVESTOR CLASS:
Shares sold                        10,716,281          22,625,927          4,797,842           8,187,229
Shares issued to holders in
  reinvestment of dividends                --                  --              1,975              15,274
Shares redeemed                   (11,540,456)        (23,721,695)        (2,232,227)         (8,274,248)
                                  -----------         -----------         ----------          ----------
  Net increase (decrease)            (824,175)         (1,095,768)         2,567,590             (71,745)
                                  -----------         -----------         ----------          ----------
ADVISOR CLASS:
Shares sold                           577,506           1,257,969
Shares issued to holders in
  reinvestment of dividends                --                  --
Shares redeemed                      (571,674)         (1,277,832)
                                  -----------         -----------
  Net increase (decrease)               5,832             (19,863)
                                  -----------         -----------
BROKER CLASS:
Shares sold                            52,123              37,477
Shares issued to holders in
  reinvestment of dividends                --                  --
Shares redeemed                       (25,889)             (9,433)
                                  -----------         -----------
  Net increase (decrease)              26,234              28,044
                                  -----------         -----------
Total net increase (decrease)
  from capital share
  transactions                       (792,109)         (1,087,587)         2,567,590             (71,745)
                                  ===========         ===========         ==========          ==========

                                       SMALL CAP PLUS FUND                     SMALL CAP/SHORT FUND
                               ------------------------------------    ------------------------------------
                               SIX MONTHS ENDED                        SIX MONTHS ENDED
                               FEBRUARY 28, 2002      YEAR ENDED       FEBRUARY 28, 2002      YEAR ENDED
                                  (UNAUDITED)       AUGUST 31, 2001       (UNAUDITED)       AUGUST 31, 2001
                               -----------------    ---------------    -----------------    ---------------
INVESTOR CLASS:
Shares sold                        20,469,304          74,571,663          11,893,644          7,481,453
Shares issued to holders in
  reinvestment of dividends            44,635                  --               6,102              5,171
Shares redeemed                   (19,356,944)        (76,663,498)        (11,754,855)        (6,861,650)
                                  -----------         -----------         -----------         ----------
  Net increase (decrease)           1,156,995          (2,091,835)            144,891            624,974
                                  -----------         -----------         -----------         ----------
ADVISOR CLASS:
Shares sold                         1,947,011           8,700,182
Shares issued to holders in
  reinvestment of dividends               903                  --
Shares redeemed                    (1,951,247)         (8,916,497)
                                  -----------         -----------
  Net increase (decrease)              (3,333)           (216,315)
                                  -----------         -----------
BROKER CLASS:
Shares sold                         8,139,143          25,347,036
Shares issued to holders in
  reinvestment of dividends                49                  --
Shares redeemed                    (8,129,622)        (26,298,877)
                                  -----------         -----------
  Net increase (decrease)               9,570            (951,841)
                                  -----------         -----------
Total net increase (decrease)
  from capital share
  transactions                      1,163,232          (3,259,991)            144,891            624,974
                                  ===========         ===========         ===========         ==========

                                       INTERNET PLUS FUND*                     INTERNET/SHORT FUND
                               ------------------------------------    ------------------------------------
                               SIX MONTHS ENDED                        SIX MONTHS ENDED
                               FEBRUARY 28, 2002      YEAR ENDED       FEBRUARY 28, 2002      YEAR ENDED
                                  (UNAUDITED)       AUGUST 31, 2001       (UNAUDITED)       AUGUST 31, 2001
                               -----------------    ---------------    -----------------    ---------------
INVESTOR CLASS:
Shares sold                        3,471,245           1,993,782            230,515             333,590
Shares issued to holders in
  reinvestment of dividends               --                  --              1,881               2,092
Shares redeemed                   (3,463,501)         (2,029,132)          (223,553)           (306,988)
                                  ----------          ----------           --------            --------
  Net increase (decrease)              7,744             (35,350)             8,843              28,694
                                  ----------          ----------           --------            --------
ADVISOR CLASS:
Shares sold                          320,905           1,812,656
Shares issued to holders in
  reinvestment of dividends               --                  --
Shares redeemed                     (319,960)         (1,844,071)
                                  ----------          ----------
  Net increase (decrease)                945             (31,415)
                                  ----------          ----------
Total net increase (decrease)
  from capital share
  transactions                         8,689             (66,765)             8,843              28,694
                                  ==========          ==========           ========            ========

* Capital share transactions restated to reflect a 1 for 20 reverse stock split which occurred on February 19, 2002.

                                                                                 U.S. GOVERNMENT
                                         DOW 30 PLUS FUND                       MONEY MARKET FUND
                               ------------------------------------    ------------------------------------
                               SIX MONTHS ENDED                        SIX MONTHS ENDED
                               FEBRUARY 28, 2002      YEAR ENDED       FEBRUARY 28, 2002      YEAR ENDED
                                  (UNAUDITED)       AUGUST 31, 2001       (UNAUDITED)       AUGUST 31, 2001
                               -----------------    ---------------    -----------------    ---------------
INVESTOR CLASS:
Shares sold                        19,138,687          34,363,351         711,286,248        1,874,199,642
Shares issued to holders in
  reinvestment of dividends             3,059                  --             287,784            2,449,965
Shares redeemed                   (18,534,422)        (34,215,304)       (699,151,489)      (1,831,913,497)
                                  -----------         -----------        ------------       --------------
  Net increase (decrease)             607,324             148,047          12,422,543           44,736,110
                                  -----------         -----------        ------------       --------------
ADVISOR CLASS:
Shares sold                         6,377,305           5,894,692          98,289,764          330,585,718
Shares issued to holders in
  reinvestment of dividends                --                  --              27,190              206,956
Shares redeemed                    (5,159,238)         (5,890,805)       (110,563,532)        (312,161,031)
                                  -----------         -----------        ------------       --------------
  Net increase (decrease)           1,218,067               3,887         (12,246,578)          18,631,643
                                  -----------         -----------        ------------       --------------
BROKER CLASS:
Shares sold                            61,109               7,377          87,081,107          306,016,233
Shares issued to holders in
  reinvestment of dividends               100                  --              25,207              241,848
Shares redeemed                        (1,380)             (7,310)        (84,004,800)        (291,473,823)
                                  -----------         -----------        ------------       --------------
  Net increase (decrease)              59,829                  67           3,101,514           14,784,258
                                  -----------         -----------        ------------       --------------
Total net increase (decrease)
  from capital share
  transactions                      1,885,220             152,001           3,277,479           78,152,011
                                  ===========         ===========        ============       ==============

4. INVESTMENT TRANSACTIONS

During the six months ended February 28, 2002, the aggregate purchases and sales of investments (excluding short-term investments, options and futures contracts) were:

                                  U.S. PLUS FUND   U.S./SHORT FUND   OTC PLUS FUND         OTC/SHORT FUND
                                  --------------   ---------------   -------------         --------------
Purchases                         $162,535,155       $49,983,662      $46,813,781           $39,057,592
Sales                             $160,867,192       $52,796,484      $55,273,513            $4,666,833

                                                     SMALL CAP        SMALL CAP/             INTERNET
                                                     PLUS FUND        SHORT FUND             PLUS FUND
                                                    -----------      ------------           -----------
Purchases                                           $58,710,017      $         --           $98,845,478
Sales                                               $54,124,053      $         --           $99,827,325

                                                     INTERNET/          DOW 30       U.S. GOVERNMENT
                                                    SHORT FUND        PLUS FUND     MONEY MARKET FUND
                                                    -----------      ------------   -----------------
Purchases                                           $21,540,072      $141,259,588       $       --
Sales                                               $21,457,668      $126,627,964       $       --

There were no purchases or sales of long-term U.S. Government Securities.

Transactions in futures contracts for the six months ended February 28, 2002, for the following Funds were as follows:

                                                   U.S. PLUS FUND                      OTC PLUS FUND
                                          --------------------------------    --------------------------------
                                          NUMBER OF         AGGREGATE FACE    NUMBER OF         AGGREGATE FACE
                                          CONTRACTS     VALUE OF CONTRACTS    CONTRACTS     VALUE OF CONTRACTS
                                          ---------    -------------------    ---------    -------------------
Outstanding at beginning of year                 23    $         6,697,353           73    $        11,412,602
Contracts opened                                665            183,938,018          795            114,149,185
Contracts closed                               (658)          (182,380,736)        (819)          (117,879,579)
                                          ---------    -------------------    ---------    -------------------
Outstanding at end of year                       30    $         8,254,635           49    $         7,682,208
                                          =========    ===================    =========    ===================

                                                   OTC/SHORT FUND                   SMALL CAP PLUS FUND
                                          --------------------------------    --------------------------------
                                          NUMBER OF         AGGREGATE FACE    NUMBER OF         AGGREGATE FACE
                                          CONTRACTS     VALUE OF CONTRACTS    CONTRACTS     VALUE OF CONTRACTS
                                          ---------    -------------------    ---------    -------------------
Outstanding at beginning of year                 --    $                --           16    $         3,830,072
Contracts opened                                 40              5,796,779        1,366            314,504,797
Contracts closed                                (40)            (5,796,779)      (1,309)          (301,160,916)
                                          ---------    -------------------    ---------    -------------------
Outstanding at end of year                       --    $                --           73    $        17,173,953
                                          =========    ===================    =========    ===================

                                                 INTERNET PLUS FUND                   DOW 30 PLUS FUND
                                          --------------------------------    --------------------------------
                                          NUMBER OF         AGGREGATE FACE    NUMBER OF         AGGREGATE FACE
                                          CONTRACTS     VALUE OF CONTRACTS    CONTRACTS     VALUE OF CONTRACTS
                                          ---------    -------------------    ---------    -------------------
Outstanding at beginning of year                 --    $                --           57    $         5,958,217
Contracts opened                                 10              1,227,544          827             79,826,733
Contracts closed                                (10)            (1,227,544)        (793)           (76,694,130)
                                          ---------    -------------------    ---------    -------------------
Outstanding at end of year                       --    $                --           91    $         9,090,820
                                          =========    ===================    =========    ===================

Transactions in short futures contracts for the six months ended February 28, 2002, for the following Funds were as follows:

                                                  U.S./SHORT FUND                    OTC/SHORT FUND
                                          -------------------------------    -------------------------------
                                          NUMBER OF        AGGREGATE FACE    NUMBER OF        AGGREGATE FACE
                                          CONTRACTS    VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                          ---------    ------------------    ---------    ------------------
Outstanding at beginning of year                 46    $       13,116,018            2    $          306,591
Contracts opened                                163            44,678,729          142            20,186,844
Contracts closed                               (195)          (53,971,785)        (110)          (15,722,871)
                                          ---------    ------------------    ---------    ------------------
Outstanding at end of year                       14    $        3,822,962           34    $        4,770,564
                                          =========    ==================    =========    ==================

                                               SMALL CAP/SHORT FUND                INTERNET PLUS FUND
                                          -------------------------------    -------------------------------
                                          NUMBER OF        AGGREGATE FACE    NUMBER OF        AGGREGATE FACE
                                          CONTRACTS    VALUE OF CONTRACTS    CONTRACTS    VALUE OF CONTRACTS
                                          ---------    ------------------    ---------    ------------------
Outstanding at beginning of year                116    $       27,600,303           --    $               --
Contracts opened                              2,339           515,403,300           27             3,405,279
Contracts closed                             (2,315)         (510,518,458)         (27)           (3,405,279)
                                          ---------    ------------------    ---------    ------------------
Outstanding at end of year                      140    $       32,485,145           --    $               --
                                          =========    ==================    =========    ==================

                                                                      INTERNET/SHORT FUND
                                                                -------------------------------
                                                                NUMBER OF        AGGREGATE FACE
                                                                CONTRACTS    VALUE OF CONTRACTS
                                                                ---------    ------------------
Outstanding at beginning of year                                       --    $               --
Contracts opened                                                        5               701,378
Contracts closed                                                       (5)             (701,378)
                                                                ---------    ------------------
Outstanding at end of year                                             --    $               --
                                                                =========    ==================

At February 28, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                    U.S. PLUS FUND   U.S./SHORT FUND   OTC PLUS FUND   OTC/SHORT FUND
                                    --------------   ---------------   -------------   --------------
Appreciation                          $ 348,486         $      --       $ 9,658,420       $     --
(Depreciation)                         (536,542)               --        (1,210,819)            --
                                      ---------         ---------       -----------       --------
Net unrealized appreciation
  (depreciation) on investments       $(188,056)        $      --       $ 8,447,601       $     --
                                      =========         =========       ===========       ========

                                                 SMALL CAP   SMALL CAP/    INTERNET
                                                 PLUS FUND   SHORT FUND   PLUS FUND
                                                 ---------   ----------   ---------
Appreciation                                     $ 863,196   $       --   $ 36,290
(Depreciation)                                    (139,719)          --    (48,355)
                                                 ---------   ----------   --------
Net unrealized appreciation
  (depreciation) on investments                  $ 723,477   $       --   $(12,065)
                                                 =========   ==========   ========

                                                                            U.S. GOVERNMENT
                                                  INTERNET/        DOW 30      MONEY MARKET
                                                 SHORT FUND     PLUS FUND              FUND
                                                 ----------     ---------   ---------------
Appreciation                                     $      --    $ 2,537,678      $     --
(Depreciation)                                          --       (146,365)           --
                                                 ---------    -----------      --------
Net unrealized appreciation
  (depreciation) on investments                  $      --    $ 2,391,313      $     --
                                                 =========    ===========      ========

At February 28, 2002, the cost of investments for federal income tax purposes was $14,933,499, $6,249,046, $14,831,539, $24,246,298, $18,898,328, $31,245,229,
$524,076, $2,749,580, $27,403,907 and $90,736,146 for the U.S. Plus Fund,
U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund, respectively.

At February 28, 2002, the following funds deferred, on a tax basis, post-October losses of:

Fund                                                          Post-October Losses
----                                                          -------------------
U.S. Plus Fund                                                    $ 4,728,570
OTC Plus Fund                                                      23,666,122
Small Cap Plus Fund                                                12,910,549
Small Cap/Short Fund                                                    2,229
Internet Plus Fund                                                  1,678,608
Dow 30 Plus Fund                                                      857,212

These amounts may be used to offset future capital gains.

At February 28, 2002, the U.S. Plus Fund had accumulated net realized capital loss carryovers of $1,594,431 expiring in 2009. The U.S./Short Fund had accumulated net realized capital loss carryovers of $1,196,053 expiring in 2007, $2,374,990 expiring in 2008 and $574,437 expiring in 2009. The OTC Plus fund had accumulated net realized capital loss carryovers of $11,287,078 expiring in 2009. The OTC/Short Fund had accumulated net realized capital loss carryovers of $1,382,129 expiring in 2008 and $975,282 expiring in 2009. The Small Cap Plus Fund had accumulated net realized capital loss carryovers of $1,799,879 expiring in 2009. The Small Cap/Short Fund had accumulated net realized capital loss carryovers of $1,490,983 expiring in 2009. The Dow 30 Plus Fund had accumulated net realized capital loss carryovers of $470,919 expiring in 2009. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each class' daily net assets. Additionally, the Advisor may waive additional fees it might otherwise normally charge the Funds. For the period ended February 28, 2002, the Advisor agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each class' daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause any class to exceed such annual cap on expenses. For the six months ended February 28, 2002, the Advisor paid the following expenses by class:

                                     U.S. PLUS FUND    U.S./SHORT FUND    OTC PLUS FUND    OTC/SHORT FUND
                                     --------------    ---------------    -------------    --------------
INVESTOR CLASS:
Annual Advisory rate                       0.75%              0.90%            0.75%             0.90%
Annual cap on expenses:
  September 1, 2001 through
     December 17, 2001                     1.50%              1.65%            1.50%             1.65%
  December 18, 2001 through
     February 28, 2002                     1.75%              1.95%            1.75%             1.95%
Expenses paid in excess of annual
  cap on expenses -- 2002                $9,951            $16,001            $  --           $15,012
Voluntary waiver -- 2002                 $   --            $    --            $  --           $    --
ADVISOR CLASS:
Annual Advisory rate                       0.75%              0.90%            0.75%
Annual cap on expenses:
  September 1, 2001 through
     December 17, 2001                     2.50%              2.65%            2.50%
  December 18, 2001 through
     February 28, 2002                     2.75%              2.95%            2.75%
Expenses paid in excess of annual
  cap on expenses -- 2002                $  513            $ 3,877            $  --
Voluntary waiver -- 2002                 $  556            $    --            $ 413
BROKER CLASS:
Annual Advisory rate                       0.75%                               0.75%
Annual cap on expenses:
  September 1, 2001 through
     December 17, 2001                     2.50%                               2.50%
  December 18, 2001 through
     February 28, 2002                     2.50%                               2.50%
Expenses paid in excess of annual
  cap on expenses -- 2002                $  327                               $  --
Voluntary waiver -- 2002                 $  363                               $ 636

                                     SMALL CAP       SMALL CAP/     INTERNET PLUS     INTERNET SHORT/
                                     PLUS FUND       SHORT FUND         FUND               FUND
                                   -------------   --------------   -------------   -------------------
INVESTOR CLASS:
Annual Advisory rate                    0.75%           0.90%             0.75%              0.90%
Annual cap on expenses:
  September 1, 2001 through
     December 17, 2001                  1.50%           1.65%             1.50%              1.65%
  December 18, 2001 through
     February 28, 2002                  1.75%           1.95%             1.75%              1.95%
Expenses paid in excess of annual
  cap on expenses -- 2002              $  --           $  --           $22,643            $13,625
Voluntary waiver -- 2002               $  --           $  --           $    --            $    --
ADVISOR CLASS:
Annual Advisory rate                    0.75%                             0.75%
Annual cap on expenses:
  September 1, 2001 through
     December 17, 2001                  2.50%                             2.50%
  December 18, 2001 through
     February 28, 2002                  2.75%                             2.75%
Expenses paid in excess of annual
  cap on expenses -- 2002              $  --                           $ 1,082
Voluntary waiver -- 2002               $ 133                           $    --
BROKER CLASS:
Annual Advisory rate                    0.75%
Annual cap on expenses:
  September 1, 2001 through
     December 17, 2001                  2.50%
  December 18, 2001 through
     February 28, 2002                  2.50%
Expenses paid in excess of annual
  cap on expenses -- 2002              $  --
Voluntary waiver -- 2002               $ 182

                                                                U.S. GOVERNMENT
                                            DOW 30 PLUS FUND   MONEY MARKET FUND
                                            ----------------   -----------------
INVESTOR CLASS:
Annual Advisory rate                               0.75%               0.50%
Annual cap on expenses:
  September 1, 2001 through December 17,
     2001                                          1.50%               1.00%
  December 18, 2001 through February 28,
     2002                                          1.75%               1.00%
Expenses paid in excess of annual cap on
  expenses -- 2002                               $6,968             $28,216
Voluntary waiver -- 2002                         $   --             $ 3,723
ADVISOR CLASS:
Annual Advisory rate                               0.75%               0.50%
Annual cap on expenses:
  September 1, 2001 through December 17,
     2001                                          2.50%               2.00%
  December 18, 2001 through February 28,
     2002                                          2.75%               2.00%
Expenses paid in excess of annual cap on
  expenses -- 2002                               $1,239             $ 7,149
Voluntary waiver -- 2002                         $1,521             $ 8,105
BROKER CLASS:
Annual Advisory rate                               0.75%               0.50%
Annual cap on expenses:
  September 1, 2001 through December 17,
     2001                                          2.50%               2.00%
  December 18, 2001 through February 28,
     2002                                          2.50%               2.00%
Expenses paid in excess of annual cap on
  expenses -- 2002                               $   93             $ 8,145
Voluntary waiver -- 2002                         $  193             $10,354

Remaining expenses subject to potential recovery expiring in:

                                                                                           SMALL         SMALL
                               U.S.            U.S./          OTC           OTC/            CAP           CAP/
                               PLUS            SHORT          PLUS          SHORT          PLUS          SHORT
                               FUND            FUND           FUND          FUND           FUND           FUND
                              -------         -------         ----         -------         -----         ------
2002                          $ 5,548         $15,365          $--         $14,732          $--          $   --
2003                          $    --         $24,326          $--         $ 4,411          $--          $   --
2004                          $ 2,550         $48,239          $--         $28,654          $--          $5,303
2005                          $10,791         $19,878          $--         $15,012          $--          $   --

                                                                                                            U.S.
                                                                                                         GOVERNMENT
                         INTERNET                   INTERNET/                   DOW 30                     MONEY
                           PLUS                       SHORT                      PLUS                      MARKET
                           FUND                       FUND                       FUND                       FUND
                         --------                   ---------                   ------                   ----------
2002                     $    --                     $    --                    $  --                     $48,330
2003                     $ 1,652                     $    --                    $1,588                    $13,047
2004                     $44,531                     $25,645                    $9,190                    $39,683
2005                     $23,725                     $13,625                    $8,300                    $43,510

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for each Fund of the Trust, which authorizes it to pay Rafferty Capital Markets, Inc. (the "Distributor"), an affiliate of the Advisor, a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Investor Class and a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Advisor Class and Broker Class for services to existing Fund shareholders and distribution of Fund shares.

During the six months ended February 28, 2002, the Investor Class of the OTC Plus Fund, Small Cap Plus Fund and Small Cap Fund incurred expenses of $24,866, $12,307 and $58,000, respectively, pursuant to the 12b-1 plan. During the six months ended February 28, 2002, the Advisor Class of the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, Small Cap Plus Fund, Internet Plus Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund incurred expenses of $4,955, $7,900, $2,073, $4,672, $814, $15,871, $69,135, respectively, pursuant to the
12b-1 plan. During the six months ended February 28, 2002, the Broker Class of the U.S. Plus Fund, OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund incurred expenses of $3,161, $2,750, $8,262, $1,189 and $78,773, respectively, pursuant to the 12b-1 plan.

6. CHANGES IN INDEPENDENT ACCOUNTANT

Effective November 14, 2001, the Board of Trustees selected the accounting firm of Ernst & Young LLP to serve as the Funds' independent certified public accountants for the fiscal year ended August 31, 2002 to fill a vacancy in such position in accordance with Section 32(a)(2) of the 1940 Act resulting from PricewaterhouseCoopers LLP resignation on November 14, 2001. PricewaterhouseCoopers LLP had served as the Funds' independent certified public accountants for the Funds' fiscal years ended August 31, 1998, August 31, 1999, August 31, 2000 and August 31, 2001. PricewaterhouseCoopers LLP report of the financial statements of the Funds for the fiscal years, August 31, 1998, August 31, 1999, August 31, 2000 and August 31, 2001 did not contain an adverse opinion or disclaimer of opinion or was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope of procedure during the fiscal years ended August 31, 1998, August 31, 1999, August 31, 2000 and August 31, 2001 or for the interim period from September 1, 2001 through the date of their resignation.

The Funds represent that they had not consulted with Ernst & Young LLP any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Funds' financial statements.

7. CESSATION OF OPERATIONS

The Board of Trustees of the Funds approved the cessation of operations of the Internet Plus Fund and the Internet/ Short Fund effective on April 30, 2002 (the "Closing Date"). This may be a taxable event for shareholders with the exception of those participating in a qualified defined contribution plan, defined benefit plan or other qualified retirement vehicle.

INVESTMENT ADVISOR
          Rafferty Asset Management, LLC
          500 5th Ave., Suite 415
          New York, NY 10110

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
          PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN
          U.S. Bank, N.A.
          615 East Michigan Street
          Milwaukee, WI 53202

COUNSEL
          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, N.W.
          Washington, D.C. 20036-1800

INDEPENDENT ACCOUNTANTS
          Ernst & Young LLP
          111 East Kilbourn Avenue
          Milwaukee, WI 53202

DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                  SEMI-ANNUAL
                                     REPORT
                               February 28, 2002

                            [THE POTOMAC FUNDS LOGO]
                             100 South Royal Street
                           Alexandria, Virginia 22314

                                 500 5th Avenue
                               New York, NY 10110

                                 (800) 851-0511